UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2012

Item 1. Reports to Stockholders

Fidelity ®

Institutional

Money Market

Funds

Treasury Only Portfolio

Treasury Portfolio

Government Portfolio

Prime Money Market Portfolio

Money Market Portfolio

Tax-Exempt Portfolio

Annual Report

March 31, 2012

(Fidelity Cover Art)

Contents

Fidelity® Institutional Money Market Funds
Shareholder Expense Example	(Click Here)
Investment Changes/Performance, Schedules of Investments & Financial Statements
Treasury Only Portfolio	(Click Here)
Treasury Portfolio	(Click Here)
Government Portfolio	(Click Here)
Prime Money Market Portfolio	(Click Here)
Money Market Portfolio	(Click Here)
Tax-Exempt Portfolio	(Click Here)
Notes to Financial Statements	(Click Here)
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

Fund Goals:
Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.

Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, and Money Market Portfolio seek to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-297-2952, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Investments in the funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the funds will maintain a stable $1.00 share price.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Treasury Only Portfolio
Class I	.04%
Actual		$ 1,000.00	$ 1,000.10	$ .20 **
HypotheticalA		$ 1,000.00	$ 1,024.80	$ .20 **
Class II	.04%
Actual		$ 1,000.00	$ 1,000.10	$ .20 **
HypotheticalA		$ 1,000.00	$ 1,024.80	$ .20 **
Class III	.04%
Actual		$ 1,000.00	$ 1,000.10	$ .20 **
HypotheticalA		$ 1,000.00	$ 1,024.80	$ .20 **
Class IV	.04%
Actual		$ 1,000.00	$ 1,000.10	$ .20 **
HypotheticalA		$ 1,000.00	$ 1,024.80	$ .20 **
Select Class	.04%
Actual		$ 1,000.00	$ 1,000.10	$ .20 **
HypotheticalA		$ 1,000.00	$ 1,024.80	$ .20 **
Treasury Portfolio
Class I	.10%
Actual		$ 1,000.00	$ 1,000.10	$ .50 **
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .51 **
Class II	.10%
Actual		$ 1,000.00	$ 1,000.10	$ .50 **
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .51 **
Class III	.10%
Actual		$ 1,000.00	$ 1,000.10	$ .50 **
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .51 **
	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Class IV	.10%
Actual		$ 1,000.00	$ 1,000.10	$ .50 **
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .51 **
Select Class	.10%
Actual		$ 1,000.00	$ 1,000.10	$ .50 **
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .51 **
Government Portfolio
Class I	.14%
Actual		$ 1,000.00	$ 1,000.10	$ .70 **
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .71 **
Class II	.14%
Actual		$ 1,000.00	$ 1,000.10	$ .70 **
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .71 **
Class III	.14%
Actual		$ 1,000.00	$ 1,000.10	$ .70 **
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .71 **
Select Class	.14%
Actual		$ 1,000.00	$ 1,000.10	$ .70 **
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .71 **
Prime Money Market Portfolio
Class I	.20%
Actual		$ 1,000.00	$ 1,000.60	$ 1.00
HypotheticalA		$ 1,000.00	$ 1,024.00	$ 1.01
Class II	.31%
Actual		$ 1,000.00	$ 1,000.10	$ 1.55 **
HypotheticalA		$ 1,000.00	$ 1,023.45	$ 1.57 **
Class III	.31%
Actual		$ 1,000.00	$ 1,000.10	$ 1.55 **
HypotheticalA		$ 1,000.00	$ 1,023.45	$ 1.57 **
Class IV	.31%
Actual		$ 1,000.00	$ 1,000.10	$ 1.55 **
HypotheticalA		$ 1,000.00	$ 1,023.45	$ 1.57 **
Select Class	.25%
Actual		$ 1,000.00	$ 1,000.30	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26
Institutional Class	.14%
Actual		$ 1,000.00	$ 1,000.90	$ .70
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .71
Money Market Portfolio
Class I	.18%
Actual		$ 1,000.00	$ 1,000.90	$ .90
HypotheticalA		$ 1,000.00	$ 1,024.10	$ .91
Class II	.32%
Actual		$ 1,000.00	$ 1,000.20	$ 1.60 **
HypotheticalA		$ 1,000.00	$ 1,023.40	$ 1.62 **
Class III	.36%
Actual		$ 1,000.00	$ 1,000.10	$ 1.80 **
HypotheticalA		$ 1,000.00	$ 1,023.20	$ 1.82 **
	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Select Class	.23%
Actual		$ 1,000.00	$ 1,000.70	$ 1.15
HypotheticalA		$ 1,000.00	$ 1,023.85	$ 1.16
Class F	.14%
Actual		$ 1,000.00	$ 1,001.10	$ .70
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .71
Institutional Class	.14%
Actual		$ 1,000.00	$ 1,001.10	$ .70
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .71
Tax-Exempt Portfolio
Class I	.14%
Actual		$ 1,000.00	$ 1,000.10	$ .70 **
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .71 **
Class II	.14%
Actual		$ 1,000.00	$ 1,000.10	$ .70 **
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .71 **
Class III	.14%
Actual		$ 1,000.00	$ 1,000.10	$ .70 **
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .71 **
Select Class	.14%
Actual		$ 1,000.00	$ 1,000.10	$ .70 **
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .71 **

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Treasury Only Portfolio
Class I	.21%
Actual		$ 1.05
HypotheticalA		$ 1.06
Class II	.36%
Actual		$ 1.80
HypotheticalA		$ 1.82
Class III	.46%
Actual		$ 2.30
HypotheticalA		$ 2.33
Class IV	.72%
Actual		$ 3.59
HypotheticalA		$ 3.64
Select Class	.26%
Actual		$ 1.30
HypotheticalA		$ 1.32
	Annualized Expense Ratio	Expenses Paid
Treasury Portfolio
Class I	.21%
Actual		$ 1.05
HypotheticalA		$ 1.06
Class II	.36%
Actual		$ 1.80
HypotheticalA		$ 1.82
Class III	.46%
Actual		$ 2.30
HypotheticalA		$ 2.33
Class IV	.71%
Actual		$ 3.54
HypotheticalA		$ 3.59
Select Class	.26%
Actual		$ 1.30
HypotheticalA		$ 1.32
Government Portfolio
Class I	.21%
Actual		$ 1.05
HypotheticalA		$ 1.06
Class II	.36%
Actual		$ 1.80
HypotheticalA		$ 1.82
Class III	.46%
Actual		$ 2.30
HypotheticalA		$ 2.33
Select Class	.26%
Actual		$ 1.30
HypotheticalA		$ 1.32
Prime Money Market Portfolio
Class II	.35%
Actual		$ 1.75
HypotheticalA		$ 1.77
Class III	.45%
Actual		$ 2.25
HypotheticalA		$ 2.28
Class IV	.70%
Actual		$ 3.50
HypotheticalA		$ 3.54
Money Market Portfolio
Class II	.33%
Actual		$ 1.65
HypotheticalA		$ 1.67
Class III	.43%
Actual		$ 2.15
HypotheticalA		$ 2.17
	Annualized Expense Ratio	Expenses Paid
Tax-Exempt Portfolio
Class I	.21%
Actual		$ 1.05
HypotheticalA		$ 1.06
Class II	.35%
Actual		$ 1.75
HypotheticalA		$ 1.77
Class III	.45%
Actual		$ 2.25
HypotheticalA		$ 2.28
Select Class	.25%
Actual		$ 1.25
HypotheticalA		$ 1.26

A 5% return per year before expenses

Annual Report

Treasury Only Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 3/31/12	% of fund's investments 9/30/11	% of fund's investments 3/31/11
1 - 7	4.5	14.6	8.0
8 - 30	26.5	33.6	26.3
31 - 60	24.9	16.5	22.6
61 - 90	20.3	15.8	21.1
91 - 180	23.0	15.5	18.8
> 180	0.8	4.0	3.2
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	3/31/12	9/30/11	3/31/11
Treasury Only Portfolio	57 Days	52 Days	58 Days
All Taxable Money Market Funds Average*	46 Days	39 Days	45 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	3/31/12	9/30/11	3/31/11
Treasury Only Portfolio	57 Days	52 Days	58 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
U.S. Treasury Obligations 87.9%	U.S. Treasury Obligations 100.4%
U.S. Treasury Inflation Protected Obligations 6.4%	U.S. Treasury Inflation Protected Obligations 0.0%
Net Other Assets (Liabilities) 5.7%	Net Other Assets (Liabilities)** (0.4)%

Current and Historical Seven-Day Yields
	3/31/12	1/3/12	9/27/11	6/28/11	3/29/11

Class I	0.01%	0.01%	0.01%	0.01%	0.01%

Class II	0.01%	0.01%	0.01%	0.01%	0.01%

Class III	0.01%	0.01%	0.01%	0.01%	0.01%

Class IV	0.01%	0.01%	0.01%	0.01%	0.01%

Select Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2012, the most recent period shown in the table, would have been -0.12% for Class I, -0.26% for Class II, -0.37% for Class III, -0.61% for Class IV and -0.17% for Select Class.

* Source: iMoneyNet, Inc.
** Net Other Assets (Liabilities) are not included in the pie chart.

Annual Report

Treasury Only Portfolio

Investments March 31, 2012

Showing Percentage of Net Assets

U.S. Treasury Obligations - 87.9%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 57.9%
4/5/12 to 9/13/12	0.06 to 0.15%	$ 5,368,418	$ 5,367,787
U.S. Treasury Notes - 30.0%
4/30/12 to 10/31/12	0.05 to 0.15	2,764,640	2,777,411
TOTAL U.S. TREASURY OBLIGATIONS			8,145,198
U.S. Treasury Inflation Protected Obligations - 6.4%

U.S. Treasury Inflation Protected Notes - 6.4%
4/15/12	0.12 to 0.18	591,931	593,657
TOTAL INVESTMENT PORTFOLIO - 94.3% (Cost $8,738,855)	8,738,855
NET OTHER ASSETS (LIABILITIES) - 5.7%	527,070
NET ASSETS - 100%	$ 9,265,925
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) March 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $8,738,855)		$ 8,738,855
Receivable for investments sold		518,000
Receivable for fund shares sold		314
Interest receivable		22,176
Prepaid expenses		9
Total assets		9,279,354

Liabilities
Payable for fund shares redeemed	$ 12,755
Distributions payable	22
Accrued management fee	541
Other affiliated payables	67
Other payables and accrued expenses	44
Total liabilities		13,429

Net Assets		$ 9,265,925
Net Assets consist of:
Paid in capital		$ 9,265,908
Accumulated undistributed net realized gain (loss) on investments		17
Net Assets		$ 9,265,925

Class I: Net Asset Value, offering price and redemption price per share ($8,063,969 ÷ 8,062,833 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($498,769 ÷ 498,817 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($408,457 ÷ 408,374 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($25,356 ÷ 25,355 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($269,374 ÷ 269,389 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2012

Investment Income
Interest		$ 5,862

Expenses
Management fee	$ 12,369
Transfer agent fees	5,344
Distribution and service plan fees	1,892
Accounting fees and expenses	727
Custodian fees and expenses	102
Independent trustees' compensation	31
Registration fees	156
Audit	49
Legal	24
Miscellaneous	61
Total expenses before reductions	20,755
Expense reductions	(15,778)	4,977
Net investment income (loss)		885
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		58
Net increase in net assets resulting from operations		$ 943

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 885	$ 856
Net realized gain (loss)	58	101
Net increase in net assets resulting from operations	943	957
Distributions to shareholders from net investment income	(885)	(854)
Distributions to shareholders from net realized gain	-	(245)
Total distributions	(885)	(1,099)
Share transactions - net increase (decrease)	1,867,915	(2,775,464)
Total increase (decrease) in net assets	1,867,973	(2,775,606)

Net Assets
Beginning of period	7,397,952	10,173,558
End of period	$ 9,265,925	$ 7,397,952

Financial Highlights - Class I

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	.001	.010	.040
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	.001	.010	.040
Distributions from net investment income	- C	- C	(.001)	(.010)	(.040)
Distributions from net realized gain	-	- C	- C	-	-
Total distributions	-C	-C	(.001)	(.010)	(.040)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.09%	1.05%	4.03%
Ratios to Average Net Assets B
Expenses before reductions	.21%	.21%	.21%	.24%	.24%
Expenses net of fee waivers, if any	.06%	.18%	.20%	.23%	.20%
Expenses net of all reductions	.06%	.18%	.20%	.23%	.20%
Net investment income (loss)	.01%	.01%	.10%	.81%	3.48%
Supplemental Data
Net assets, end of period (in millions)	$ 8,064	$ 6,149	$ 8,371	$ 15,535	$ 6,775

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	.009	.038
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	.009	.038
Distributions from net investment income	- C	- C	- C	(.009)	(.038)
Distributions from net realized gain	-	- C	- C	-	-
Total distributions	- C	- C	- C	(.009)	(.038)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.03%	.89%	3.88%
Ratios to Average Net Assets B
Expenses before reductions	.36%	.36%	.36%	.39%	.39%
Expenses net of fee waivers, if any	.06%	.17%	.27%	.38%	.35%
Expenses net of all reductions	.06%	.17%	.27%	.38%	.35%
Net investment income (loss)	.01%	.01%	.03%	.66%	3.58%
Supplemental Data
Net assets, end of period (in millions)	$ 499	$ 585	$ 649	$ 906	$ 514

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Class III

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	.008	.037
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	.008	.037
Distributions from net investment income	- C	- C	- C	(.008)	(.037)
Distributions from net realized gain	-	- C	- C	-	-
Total distributions	- C	- C	- C	(.008)	(.037)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.80%	3.77%
Ratios to Average Net Assets B
Expenses before reductions	.46%	.46%	.46%	.49%	.49%
Expenses net of fee waivers, if any	.06%	.18%	.28%	.47%	.45%
Expenses net of all reductions	.06%	.18%	.28%	.47%	.45%
Net investment income (loss)	.01%	.01%	.02%	.57%	3.46%
Supplemental Data
Net assets, end of period (in millions)	$ 408	$ 392	$ 615	$ 835	$ 514

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class IV

Years ended March 31,	2012	2011	2010	2009	2008 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	.006	.007
Net realized and unrealized gain (loss) F	-	-	-	-	-
Total from investment operations	- F	- F	- F	.006	.007
Distributions from net investment income	- F	- F	- F	(.006)	(.007)
Distributions from net realized gain	-	- F	- F	-	-
Total distributions	- F	- F	- F	(.006)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.01%	.01%	.60%	.71%
Ratios to Average Net Assets E
Expenses before reductions	.72%	.71%	.72%	.74%	.77% A
Expenses net of fee waivers, if any	.07%	.17%	.30%	.65%	.70% A
Expenses net of all reductions	.07%	.17%	.30%	.65%	.70% A
Net investment income (loss)	.01%	.01%	.01%	.39%	1.70% A
Supplemental Data
Net assets, end of period (in millions)	$ 25	$ 62	$ 60	$ 140	$ 39

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

Financial Highlights - Select Class

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	.001	.010	.039
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	.001	.010	.039
Distributions from net investment income	- C	- C	(.001)	(.010)	(.039)
Distributions from net realized gain	-	- C	- C	-	-
Total distributions	- C	- C	(.001)	(.010)	(.039)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.07%	.99%	3.98%
Ratios to Average Net Assets B
Expenses before reductions	.26%	.26%	.26%	.29%	.29%
Expenses net of fee waivers, if any	.06%	.18%	.23%	.28%	.25%
Expenses net of all reductions	.06%	.18%	.23%	.28%	.25%
Net investment income (loss)	.01%	.01%	.07%	.76%	3.50%
Supplemental Data
Net assets, end of period (in millions)	$ 269	$ 209	$ 478	$ 763	$ 174

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 3/31/12	% of fund's investments 9/30/11	% of fund's investments 3/31/11
1 - 7	66.4	77.8	63.0
8 - 30	4.6	0.6	5.1
31 - 60	1.2	3.6	1.3
61 - 90	1.1	5.0	2.4
91 - 180	15.8	7.2	14.7
> 180	10.9	5.8	13.5
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	3/31/12	9/30/11	3/31/11
Treasury Portfolio	54 Days	30 Days	51 Days
All Taxable Money Market Funds Average*	46 Days	39 Days	45 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	3/31/12	9/30/11	3/31/11
Treasury Portfolio	54 Days	30 Days	51 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
U.S. Treasury Obligations 29.3%	U.S. Treasury Obligations 22.2%
U.S. Treasury Inflation Protected Obligations 4.0%	U.S. Treasury Inflation Protected Obligations 0.0%
Repurchase Agreements 65.8%	Repurchase Agreements 77.7%
Net Other Assets (Liabilities) 0.9%	Net Other Assets (Liabilities) 0.1%

Current and Historical Seven-Day Yields
	3/31/12	1/3/12	9/27/11	6/28/11	3/29/11

Class I	0.01%	0.01%	0.01%	0.01%	0.01%

Class II	0.01%	0.01%	0.01%	0.01%	0.01%

Class III	0.01%	0.01%	0.01%	0.01%	0.01%

Class IV	0.01%	0.01%	0.01%	0.01%	0.01%

Select Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2012, the most recent period shown in the table, would have been -0.07% for Class I, -0.21% for Class II, -0.32% for Class III, -0.56% for Class IV and -0.12% for Select Class.

* Source: iMoneyNet, Inc.

Annual Report

Treasury Portfolio

Investments March 31, 2012

Showing Percentage of Net Assets

U.S. Treasury Obligations - 29.3%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 6.6%
8/30/12 to 11/15/12	0.11 to 0.15%	$ 1,032,440	$ 1,031,734
U.S. Treasury Notes - 22.7%
4/30/12 to 2/28/13	0.09 to 0.22	3,528,600	3,557,522
TOTAL U.S. TREASURY OBLIGATIONS			4,589,256
U.S. Treasury Inflation Protected Obligations - 4.0%

U.S. Treasury Inflation Protected Notes - 4.0%
4/15/12	0.13 to 0.19	625,436	627,262
Repurchase Agreements - 65.8%
	Maturity Amount (000s)
In a joint trading account at:
0.06% dated 3/30/12 due 4/2/12 (Collateralized by U.S. Treasury Obligations) #	$ 506,841	506,838
0.07% dated 3/30/12 due 4/2/12 (Collateralized by U.S. Treasury Obligations) #	8,175,667	8,175,617
With:
Barclays Capital, Inc. at:
0.13%, dated 3/23/12 due 4/6/12 (Collateralized by U.S. Treasury Obligations valued at $381,493,875, 0.5% - 5.13%, 5/31/12 - 2/15/20)	374,042	374,000
0.15%, dated 3/12/12 due 4/6/12 (Collateralized by U.S. Treasury Obligations valued at $303,986,612, 0.63% - 4.75%, 2/28/13 - 11/15/20)	298,037	298,000
BNP Paribas Securities Corp. at 0.13%, dated 3/22/12 due 4/5/12 (Collateralized by U.S. Treasury Obligations valued at $572,669,683, 0% - 4.25%, 6/7/12 - 2/15/42)	561,028	561,000

	Maturity Amount (000s)	Value (000s)
UBS Securities LLC at 0.13%, dated 3/22/12 due 4/6/12 (Collateralized by U.S. Treasury Obligations valued at $381,495,230, 0.25% - 3.38%, 1/15/13 - 12/15/14)	$ 374,039	$ 374,000
TOTAL REPURCHASE AGREEMENTS		10,289,455
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $15,505,973)	15,505,973
NET OTHER ASSETS (LIABILITIES) - 0.9%	135,941
NET ASSETS - 100%	$ 15,641,914
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$506,838,000 due 4/02/12 at 0.06%
Barclays Capital, Inc.	$ 140,440
Merrill Lynch, Pierce, Fenner & Smith, Inc.	102,370
UBS Securities LLC	264,028
$ 506,838
$8,175,617,000 due 4/02/12 at 0.07%
BNP Paribas Securities Corp.	$ 125,464
Barclays Capital, Inc.	913,905
Citibank NA	731,124
Credit Suisse Securities (USA) LLC	2,193,370
J.P. Morgan Securities, Inc.	731,124
Morgan Stanley & Co., Inc.	511,787
RBS Securities, Inc.	1,777,112
UBS Securities LLC	935,838
Wells Fargo Securities LLC	255,893
$ 8,175,617
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) March 31, 2012

Assets
Investment in securities, at value (including repurchase agreements of $10,289,455) - See accompanying schedule: Unaffiliated issuers (cost $15,505,973)		$ 15,505,973
Receivable for investments sold		122,000
Receivable for fund shares sold		3,587
Interest receivable		26,466
Prepaid expenses		17
Other receivables		115
Total assets		15,658,158

Liabilities
Payable for fund shares redeemed	$ 14,200
Distributions payable	76
Accrued management fee	1,709
Distribution and service plan fees payable	5
Other affiliated payables	95
Other payables and accrued expenses	159
Total liabilities		16,244

Net Assets		$ 15,641,914
Net Assets consist of:
Paid in capital		$ 15,641,926
Distributions in excess of net investment income		(12)
Net Assets		$ 15,641,914

Class I: Net Asset Value, offering price and redemption price per share ($11,711,752 ÷ 11,708,402 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($79,909 ÷ 79,853 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($3,107,647 ÷ 3,107,437 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($484,057 ÷ 483,939 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($258,549 ÷ 258,505 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2012

Investment Income
Interest		$ 17,907

Expenses
Management fee	$ 22,546
Transfer agent fees	9,699
Distribution and service plan fees	10,824
Accounting fees and expenses	1,069
Custodian fees and expenses	66
Independent trustees' compensation	57
Registration fees	118
Audit	58
Legal	43
Miscellaneous	96
Total expenses before reductions	44,576
Expense reductions	(28,275)	16,301
Net investment income (loss)		1,606
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		53
Net increase in net assets resulting from operations		$ 1,659

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,606	$ 2,585
Net realized gain (loss)	53	25
Net increase in net assets resulting from operations	1,659	2,610
Distributions to shareholders from net investment income	(1,618)	(2,569)
Share transactions - net increase (decrease)	2,277,167	(212,937)
Total increase (decrease) in net assets	2,277,208	(212,896)

Net Assets
Beginning of period	13,364,706	13,577,602
End of period (including distributions in excess of net investment income of $12 and $0, respectively)	$ 15,641,914	$ 13,364,706

Financial Highlights - Class I

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	.001	.011	.041
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	.001	.011	.041
Distributions from net investment income	- C	- C	(.001)	(.011)	(.041)
Distributions from net realized gain	-	-	- C	-	-
Total distributions	- C	- C	(.001)	(.011)	(.041)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.03%	.10%	1.11%	4.20%
Ratios to Average Net Assets B
Expenses before reductions	.21%	.21%	.21%	.23%	.22%
Expenses net of fee waivers, if any	.10%	.20%	.21%	.22%	.20%
Expenses net of all reductions	.10%	.20%	.21%	.22%	.20%
Net investment income (loss)	.01%	.03%	.11%	1.04%	3.71%
Supplemental Data
Net assets, end of period (in millions)	$ 11,712	$ 8,784	$ 8,650	$ 16,236	$ 15,037

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	.010	.040
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	.010	.040
Distributions from net investment income	- C	- C	- C	(.010)	(.040)
Distributions from net realized gain	-	-	- C	-	-
Total distributions	- C	- C	- C	(.010)	(.040)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.03%	.96%	4.04%
Ratios to Average Net Assets B
Expenses before reductions	.36%	.36%	.36%	.38%	.37%
Expenses net of fee waivers, if any	.10%	.22%	.29%	.36%	.35%
Expenses net of all reductions	.10%	.22%	.29%	.36%	.35%
Net investment income (loss)	.01%	.01%	.03%	.90%	3.90%
Supplemental Data
Net assets, end of period (in millions)	$ 80	$ 155	$ 164	$ 407	$ 305

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Class III

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	.009	.039
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	.009	.039
Distributions from net investment income	- C	- C	- C	(.009)	(.039)
Distributions from net realized gain	-	-	- C	-	-
Total distributions	- C	- C	- C	(.009)	(.039)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.87%	3.94%
Ratios to Average Net Assets B
Expenses before reductions	.46%	.46%	.46%	.48%	.47%
Expenses net of fee waivers, if any	.10%	.22%	.30%	.46%	.45%
Expenses net of all reductions	.10%	.22%	.30%	.46%	.45%
Net investment income (loss)	.01%	.01%	.02%	.80%	3.74%
Supplemental Data
Net assets, end of period (in millions)	$ 3,108	$ 3,768	$ 3,907	$ 5,051	$ 5,329

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class IV

Years ended March 31,	2012	2011	2010	2009	2008 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	.007	.007
Net realized and unrealized gain (loss) F	-	-	-	-	-
Total from investment operations	- F	- F	- F	.007	.007
Distributions from net investment income	- F	- F	- F	(.007)	(.007)
Distributions from net realized gain	-	-	- F	-	-
Total distributions	- F	- F	- F	(.007)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.01%	.01%	.71%	.68%
Ratios to Average Net Assets E
Expenses before reductions	.71%	.71%	.71%	.73%	.72% A
Expenses net of fee waivers, if any	.10%	.22%	.30%	.62%	.70% A
Expenses net of all reductions	.10%	.22%	.30%	.62%	.70% A
Net investment income (loss)	.01%	.01%	.03%	.64%	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 484,057	$ 304,950	$ 492,495	$ 453,724	$ 117

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

Financial Highlights - Select Class

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	.001	.011	.041
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	.001	.011	.041
Distributions from net investment income	- C	- C	(.001)	(.011)	(.041)
Distributions from net realized gain	-	-	- C	-	-
Total distributions	- C	- C	(.001)	(.011)	(.041)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.07%	1.06%	4.15%
Ratios to Average Net Assets B
Expenses before reductions	.26%	.26%	.26%	.28%	.27%
Expenses net of fee waivers, if any	.10%	.22%	.24%	.27%	.25%
Expenses net of all reductions	.10%	.22%	.24%	.27%	.25%
Net investment income (loss)	.01%	.01%	.08%	.99%	3.95%
Supplemental Data
Net assets, end of period (in millions)	$ 259	$ 352	$ 365	$ 882	$ 513

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 3/31/12	% of fund's investments 9/30/11	% of fund's investments 3/31/11
1 - 7	62.7	55.8	57.7
8 - 30	5.2	5.0	10.3
31 - 60	1.9	10.5	9.5
61 - 90	2.7	12.8	1.8
91 - 180	14.7	9.1	9.6
> 180	12.8	6.8	11.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	3/31/12	9/30/11	3/31/11
Government Portfolio	58 Days	49 Days	48 Days
All Taxable Money Market Funds Average*	46 Days	39 Days	45 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	3/31/12	9/30/11	3/31/11
Government Portfolio	66 Days	63 Days	88 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
Federal Agency Issues 24.4%	Federal Agency Issues 42.0%
U.S. Treasury Obligations 14.5%	U.S. Treasury Obligations 6.2%
Repurchase Agreements 60.4%	Repurchase Agreements 52.9%
Net Other Assets (Liabilities) 0.7%	Net Other Assets (Liabilities) ** (1.1)%

Current and Historical Seven-Day Yields

	3/31/12	1/3/12	9/27/11	6/28/11	3/29/11

Class I	0.01%	0.01%	0.01%	0.01%	0.01%

Class II	0.01%	0.01%	0.01%	0.01%	0.01%

Class III	0.01%	0.01%	0.01%	0.01%	0.01%

Select Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2012, the most recent period shown in the table, would have been -0.03% for Class I, -0.18% for Class II, -0.28% for Class III and -0.09% for Select Class.

* Source: iMoneyNet, Inc.
** Net Other Assets (Liabilities) are not included in the pie chart.

Annual Report

Government Portfolio

Investments March 31, 2012

Showing Percentage of Net Assets

Federal Agencies - 24.4%
	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 2.9%
5/18/12 to 9/24/12	0.15 to 0.27% (b)	$ 804,727	$ 812,170
Federal Farm Credit Bank - 0.3%
11/29/12	0.19 (b)	73,000	72,988
Federal Home Loan Bank - 14.7%
4/18/12 to 2/20/13	0.09 to 0.41 (b)	4,157,437	4,157,001
Freddie Mac - 6.5%
4/3/12 to 11/2/12	0.09 to 0.21 (b)	1,822,093	1,823,192
TOTAL FEDERAL AGENCIES			6,865,351
U.S. Treasury Obligations - 14.5%

U.S. Treasury Bills - 1.8%
9/13/12 to 2/7/13	0.12 to 0.15	518,000	517,621
U.S. Treasury Notes - 12.7%
5/15/12 to 2/28/13	0.07 to 0.21	3,553,000	3,582,633
TOTAL U.S. TREASURY OBLIGATIONS			4,100,254
Repurchase Agreements - 60.4%
	Maturity Amount (000s)
In a joint trading account at:
0.15% dated 3/30/12 due 4/2/12 (Collateralized by U.S. Government Obligations) #	$ 15,253,068	15,252,883
0.16% dated 3/30/12 due 4/2/12 (Collateralized by U.S. Government Obligations) #	7,978	7,978
With:
Barclays Capital, Inc. at:
0.17%, dated:
3/6/12 due 4/6/12 (Collateralized by U.S. Government Obligations valued at $184,643,540, 2.12% - 8%, 1/1/16 - 4/1/42)	181,032	181,000
3/7/12 due 4/6/12 (Collateralized by U.S. Government Obligations valued at $186,682,918, 2.12% - 6.01%, 2/1/23 - 2/1/42)	183,037	183,000
0.19%, dated 3/16/12 due 4/6/12 (Collateralized by U.S. Government Obligations valued at:
$109,247,001, 3.5% - 4.5%, 2/1/31 - 3/1/42)	107,034	107,000
$109,255,648, 2.5% - 4%, 3/1/22 - 3/1/42)	107,018	107,000

	Maturity Amount (000s)	Value (000s)
0.2%, dated:
3/22/12 due 4/6/12 (Collateralized by U.S. Government Obligations valued at $91,805,611, 4% - 5%, 9/1/40 - 3/1/42)	$ 90,045	$ 90,000
3/23/12 due 4/6/12 (Collateralized by U.S. Government Obligations valued at $51,073,039, 4% - 5%, 3/1/31 - 12/1/40)	50,025	50,000
Goldman Sachs & Co. at 0.2%, dated:
3/26/12 due 4/2/12 (Collateralized by U.S. Government Obligations valued at $181,567,061, 2.87% - 4.5%, 10/1/31 - 1/1/42)	178,007	178,000
3/27/12 due 4/3/12 (Collateralized by U.S. Government Obligations valued at $179,525,985, 3.25% - 6%, 3/1/38 - 10/1/41)	176,007	176,000
3/30/12 due 4/4/12 (Collateralized by U.S. Government Obligations valued at $47,940,799, 4% - 4.5%, 1/1/41 - 2/1/41)	47,001	47,000
ING Financial Markets LLC at 0.17%, dated:
3/2/12 due 4/2/12 (Collateralized by U.S. Government Obligations valued at $52,408,933, 2% - 6%, 2/15/26 - 10/1/41)	51,007	51,000
3/22/12 due 4/6/12 (Collateralized by U.S. Government Obligations valued at $197,767,510, 2% - 6%, 5/25/18 - 12/25/41)	192,029	192,000
RBC Capital Markets Corp. at 0.18%, dated 3/12/12 due 4/6/12 (Collateralized by U.S. Government Obligations valued at $78,341,445, 0.6% - 5%, 12/1/24 - 2/1/42)	76,014	76,000
UBS Securities LLC at 0.18%, dated 3/12/12 due 4/6/12 (Collateralized by U.S. Government Obligations valued at $334,595,129, 3% - 4.5%, 1/1/26 - 3/1/42)	328,051	328,000
TOTAL REPURCHASE AGREEMENTS		17,026,861
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $27,992,466)	27,992,466
NET OTHER ASSETS (LIABILITIES) - 0.7%	203,675
NET ASSETS - 100%	$ 28,196,141
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$15,252,883,000 due 4/02/12 at 0.15%
BNP Paribas Securities Corp.	$ 797,814
Bank of America NA	4,346,477
Barclays Capital, Inc.	332,422
Citibank NA	1,196,720
Credit Agricole CIB New York Branch	1,424,362
Credit Suisse Securities (USA) LLC	531,876
Deutsche Bank Securities, Inc.	132,969
HSBC Securities (USA), Inc.	1,171,607
ING Financial Markets LLC	1,170,127
J.P. Morgan Securities, Inc.	1,196,720
Merrill Lynch, Pierce, Fenner & Smith, Inc.	265,817
Morgan Stanley & Co., Inc.	79,781
RBC Capital Markets Corp.	664,845
Societe Generale	265,938
UBS Securities LLC	265,938
Wells Fargo Securities LLC	1,409,470
$ 15,252,883
$7,978,000 due 4/02/12 at 0.16%
Barclays Capital, Inc.	$ 1,760
Merrill Lynch, Pierce, Fenner & Smith, Inc.	821
UBS Securities LLC	3,051
Wells Fargo Securities LLC	2,346
$ 7,978
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) March 31, 2012

Assets
Investment in securities, at value (including repurchase agreements of $17,026,861) - See accompanying schedule: Unaffiliated issuers (cost $27,992,466)		$ 27,992,466
Receivable for investments sold		200,000
Receivable for fund shares sold		1,497
Interest receivable		29,836
Prepaid expenses		37
Other receivables		362
Total assets		28,224,198

Liabilities
Payable for fund shares redeemed	$ 23,279
Distributions payable	132
Accrued management fee	3,574
Other affiliated payables	661
Other payables and accrued expenses	411
Total liabilities		28,057

Net Assets		$ 28,196,141
Net Assets consist of:
Paid in capital		$ 28,198,570
Distributions in excess of net investment income		(187)
Accumulated undistributed net realized gain (loss) on investments		(2,242)
Net Assets		$ 28,196,141

Class I: Net Asset Value, offering price and redemption price per share ($24,822,257 ÷ 24,814,433 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($827,269 ÷ 826,889 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($2,027,389 ÷ 2,026,587 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($519,226 ÷ 519,193 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2012

Investment Income
Interest		$ 53,073

Expenses
Management fee	$ 47,176
Transfer agent fees	20,300
Distribution and service plan fees	6,489
Accounting fees and expenses	1,599
Custodian fees and expenses	177
Independent trustees' compensation	121
Registration fees	137
Audit	56
Legal	99
Miscellaneous	252
Total expenses before reductions	76,406
Expense reductions	(26,731)	49,675
Net investment income (loss)		3,398
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		64
Net increase in net assets resulting from operations		$ 3,462

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,398	$ 16,186
Net realized gain (loss)	64	(2,304)
Net increase in net assets resulting from operations	3,462	13,882
Distributions to shareholders from net investment income	(3,400)	(16,201)
Distributions to shareholders from net realized gain	-	(976)
Total distributions	(3,400)	(17,177)
Share transactions - net increase (decrease)	(4,707,473)	(16,132,135)
Total increase (decrease) in net assets	(4,707,411)	(16,135,430)

Net Assets
Beginning of period	32,903,552	49,038,982
End of period (including distributions in excess of net investment income of $187 and distributions in excess of net investment income of $185, respectively)	$ 28,196,141	$ 32,903,552

Financial Highlights - Class I

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	.002	.017	.046
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	.002	.017	.046
Distributions from net investment income	- C	- C	(.002)	(.017)	(.046)
Distributions from net realized gain	-	- C	-	-	-
Total distributions	- C	- C	(.002)	(.017)	(.046)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.05%	.17%	1.70%	4.74%
Ratios to Average Net Assets B
Expenses before reductions	.21%	.21%	.21%	.23%	.22%
Expenses net of fee waivers, if any	.15%	.21%	.21%	.23%	.20%
Expenses net of all reductions	.15%	.21%	.21%	.23%	.20%
Net investment income (loss)	.01%	.05%	.18%	1.44%	4.39%
Supplemental Data
Net assets, end of period (in millions)	$ 24,822	$ 29,687	$ 45,414	$ 54,931	$ 18,583

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	.001	.015	.045
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	.001	.015	.045
Distributions from net investment income	- C	- C	(.001)	(.015)	(.045)
Distributions from net realized gain	-	- C	-	-	-
Total distributions	- C	- C	(.001)	(.015)	(.045)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.08%	1.55%	4.59%
Ratios to Average Net Assets B
Expenses before reductions	.36%	.36%	.36%	.38%	.38%
Expenses net of fee waivers, if any	.15%	.25%	.31%	.38%	.35%
Expenses net of all reductions	.15%	.25%	.31%	.38%	.35%
Net investment income (loss)	.01%	.01%	.07%	1.29%	4.32%
Supplemental Data
Net assets, end of period (in millions)	$ 827	$ 807	$ 1,413	$ 1,936	$ 1,342

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Class III

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	.014	.044
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	.014	.044
Distributions from net investment income	- C	- C	- C	(.014)	(.044)
Distributions from net realized gain	-	- C	-	-	-
Total distributions	- C	- C	- C	(.014)	(.044)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.04%	1.44%	4.48%
Ratios to Average Net Assets B
Expenses before reductions	.46%	.46%	.46%	.49%	.48%
Expenses net of fee waivers, if any	.15%	.25%	.35%	.48%	.45%
Expenses net of all reductions	.15%	.25%	.35%	.48%	.45%
Net investment income (loss)	.01%	.01%	.03%	1.19%	4.27%
Supplemental Data
Net assets, end of period (in millions)	$ 2,027	$ 2,050	$ 1,910	$ 3,031	$ 1,763

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	.001	.016	.046
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	.001	.016	.046
Distributions from net investment income	- C	- C	(.001)	(.016)	(.046)
Distributions from net realized gain	-	- C	-	-	-
Total distributions	- C	- C	(.001)	(.016)	(.046)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.02%	.13%	1.65%	4.69%
Ratios to Average Net Assets B
Expenses before reductions	.26%	.26%	.26%	.28%	.27%
Expenses net of fee waivers, if any	.15%	.24%	.25%	.28%	.25%
Expenses net of all reductions	.15%	.24%	.25%	.28%	.25%
Net investment income (loss)	.01%	.01%	.13%	1.39%	4.30%
Supplemental Data
Net assets, end of period (in millions)	$ 519	$ 360	$ 302	$ 612	$ 266

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Money Market Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 3/31/12	% of fund's investments 9/30/11	% of fund's investments 3/31/11
1 - 7	37.6	42.6	32.2
8 - 30	19.6	15.7	24.8
31 - 60	17.6	20.1	15.8
61 - 90	6.2	7.6	6.6
91 - 180	16.0	9.7	13.8
> 180	3.0	4.3	6.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	3/31/12	9/30/11	3/31/11
Prime Money Market Portfolio	46 Days	41 Days	50 Days
All Taxable Money Market Funds Average*	46 Days	39 Days	45 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	3/31/12	9/30/11	3/31/11
Prime Money Market Portfolio	88 Days	83 Days	107 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
Corporate Bonds 0.1%	Corporate Bonds 0.1%
Commercial Paper 12.2%	Commercial Paper 10.1%
Bank CDs, BAs, TDs, and Notes 40.5%	Bank CDs, BAs, TDs, and Notes 47.6%
Government Securities † 19.5%	Government Securities † 16.1%
Repurchase Agreements 27.2%	Repurchase Agreements 28.8%
Net Other Assets (Liabilities) 0.5%	Net Other Assets (Liabilities) ** (2.7)%

* Source: iMoneyNet, Inc.

** Net Other Assets (Liabilities) are not included in the pie chart.

† Includes Federal Financing Bank Supported Student Loan Short-Term Notes.

Annual Report

Prime Money Market Portfolio

Investment Changes/Performance (Unaudited) - continued

Current and Historical Seven-Day Yields
	3/31/12	1/3/12	9/27/11	6/28/11	3/29/11

Class I	0.14%	0.11%	0.07%	0.08%	0.16%

Class II	0.01%	0.01%	0.01%	0.01%	0.01%

Class III	0.01%	0.01%	0.01%	0.01%	0.01%

Class IV	0.01%	0.01%	0.01%	0.01%	0.01%

Select Class	0.09%	0.06%	0.02%	0.03%	0.11%

Institutional Class	0.20%	0.17%	0.13%	0.14%	0.22%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2012, the most recent period shown in the table, would have been 0.13% for Class I, -0.01% for Class II, -0.11% for Class III, -0.37% for Class IV, 0.09% for Select Class and 0.16% for Institutional Class.

Annual Report

Prime Money Market Portfolio

Investments March 31, 2012

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
		Yield (a)	Principal Amount (000s)	Value (000s)
Florida Timber Finance III LLC Taxable, LOC Wells Fargo Bank NA
	4/6/12	0.19% (d)	$ 25,155	$ 25,162
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA
	4/6/12	0.19 (d)	37,000	37,000
TOTAL CORPORATE BONDS				62,162
Certificates of Deposit - 34.4%

Domestic Certificates Of Deposit - 0.3%
Branch Banking & Trust Co.
	4/30/12 to 5/3/12	0.25 to 0.35	170,000	170,000
London Branch, Eurodollar, Foreign Banks - 6.9%
HSBC Bank PLC
	5/3/12 to 5/31/12	0.50 to 0.51	677,000	677,000
ING Bank NV
	4/2/12 to 6/1/12	0.28 to 0.40	1,500,000	1,500,000
National Australia Bank Ltd.
	4/10/12 to 9/10/12	0.40 to 0.47	1,500,000	1,500,000
				3,677,000
New York Branch, Yankee Dollar, Foreign Banks - 27.2%
Bank of Montreal Chicago CD Program
	9/26/12 to 4/5/13	0.39 to 0.63 (d)	1,017,000	1,017,000
Bank of Nova Scotia
	7/5/12 to 4/11/13	0.31 to 0.65 (d)	1,844,000	1,844,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
	5/10/12 to 9/5/12	0.40 to 0.50 (d)	1,473,000	1,473,000
Canadian Imperial Bank of Commerce New York Branch
	5/4/12 to 4/19/13	0.41 to 0.73 (d)	1,561,000	1,561,025
Mitsubishi UFJ Trust & Banking Corp.
	4/10/12 to 5/11/12	0.48 to 0.55	750,000	750,000
Mizuho Corporate Bank Ltd.
	4/5/12 to 6/8/12	0.18 to 0.40	1,335,000	1,335,000
National Bank Canada
	7/6/12 to 2/4/13	0.35 to 0.64 (d)	439,000	439,000
Nordea Bank Finland PLC
	6/15/12	0.35	39,000	39,001
Rabobank Nederland New York Branch
	4/2/12 to 6/8/12	0.29 to 0.50 (d)	1,383,000	1,383,000
Royal Bank of Canada
	12/7/12 to 4/1/13	0.54 to 0.94 (d)	990,000	990,000
Societe Generale
	4/4/12	0.35	201,000	201,000
Sumitomo Mitsui Banking Corp.
	4/2/12 to 7/3/12	0.38 to 0.55 (d)	2,443,000	2,443,000
Sumitomo Trust & Banking Co. Ltd.
	5/8/12 to 5/21/12	0.46 to 0.50	386,000	386,000
Svenska Handelsbanken, Inc.
	4/3/12	0.52	273,000	273,000

		Yield (a)	Principal Amount (000s)	Value (000s)
Toronto-Dominion Bank
	10/19/12 to 2/4/13	0.44 to 0.58% (d)	$ 349,000	$ 349,000
				14,483,026
TOTAL CERTIFICATES OF DEPOSIT				18,330,026
Commercial Paper - 12.2%

ASB Finance Ltd. (London)
	4/11/12 to 4/13/12	0.58	92,000	91,984
Autobahn Funding Co. LLC (Liquidity Facility DZ BANK AG)
	5/18/12	0.48	20,000	19,987
Barclays Bank PLC
	4/2/12 to 5/2/12	0.74 to 0.77 (b)	602,000	602,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
	5/2/12 to 5/14/12	0.37 to 0.38	96,000	95,965
Barclays U.S. Funding Corp.
	4/16/12	0.31	382,000	381,951
BNP Paribas Finance, Inc.
	5/2/12	0.37	551,000	550,824
BP Capital Markets PLC
	6/8/12	0.25	95,000	94,955
Caisse d'Amort de la Dette Sociale
	5/25/12	0.54 (b)(d)	240,000	239,996
Commonwealth Bank of Australia
	4/10/12 to 6/15/12	0.50 to 0.62	854,000	853,172
DNB Bank ASA
	6/11/12 to 6/29/12	0.30 to 0.40	290,000	289,790
JPMorgan Chase & Co.
	8/1/12 to 9/12/12	0.29 to 0.30 (d)	836,000	835,438
Mitsubishi UFJ Trust & Banking Corp.
	5/2/12	0.40	34,000	33,988
National Bank Canada
	7/10/12	0.47	180,000	179,765
Nationwide Building Society
	4/5/12 to 4/9/12	0.44	76,000	75,994
Rabobank USA Financial Corp.
	6/6/12	0.37	101,000	100,931
Salisbury Receivables Co. LLC (Barclays Bank PLC Guaranteed)
	4/19/12	0.27	33,000	32,996
Skandinaviska Enskilda Banken AB
	5/7/12 to 5/14/12	0.40	465,000	464,803
Societe Generale North America, Inc.
	4/4/12	0.35	169,000	168,995
Svenska Handelsbanken, Inc.
	6/15/12	0.32	38,000	37,975
Texas Instruments International Management Co. S.a.r.L.
	7/9/12	0.43	19,000	18,978
UBS Finance, Inc.
	4/23/12 to 5/4/12	0.50 to 0.54	998,000	997,607
Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Westpac Banking Corp.
	4/5/12 to 4/10/12	0.60% (d)	$ 300,000	$ 300,000
TOTAL COMMERCIAL PAPER				6,468,094
U.S. Government and Government Agency Obligations - 1.7%

Other Government Related - 1.7%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)

	4/9/12	0.19 (c)	105,000	104,999
	4/9/12	0.19 (c)	64,000	63,999
	4/20/12	0.19 (c)	139,000	138,988
	4/24/12	0.19 (c)	133,000	132,987
	4/26/12	0.19 (c)	76,843	76,834
	4/26/12	0.19 (c)	60,157	60,150
	4/27/12	0.19 (c)	167,000	166,980
	5/1/12	0.19 (c)	145,000	144,981
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS				889,918
Federal Agencies - 1.0%

Federal Home Loan Bank - 1.0%
	4/18/12 to 8/30/12	0.15 to 0.41	533,167	533,097
U.S. Treasury Obligations - 16.8%

U.S. Treasury Bills - 6.2%
	5/24/12 to 9/27/12	0.07 to 0.15	3,296,500	3,294,484
U.S. Treasury Notes - 10.6%
	4/30/12 to 2/15/13	0.07 to 0.19	5,623,500	5,663,849
TOTAL U.S. TREASURY OBLIGATIONS				8,958,333
Medium-Term Notes - 5.8%

Metropolitan Life Insurance Co.
	6/28/12	0.91 (d)(f)	30,000	30,000
Royal Bank of Canada
	4/1/13 to 4/15/13	0.63 to 0.70 (b)(d)	841,000	841,000
	4/5/13	0.58 (d)	714,000	713,827
Westpac Banking Corp.
	4/2/12 to 6/14/12	0.34 to 0.68 (b)(d)	1,484,000	1,484,000
TOTAL MEDIUM-TERM NOTES				3,068,827
Municipal Securities - 0.3%
	Yield (a)	Principal Amount (000s)		Value (000s)
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, LOC Bank of America NA, VRDN
4/6/12	0.21% (d)	$ 20,495		$ 20,495
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, LOC Bank of America NA, VRDN
4/6/12	0.34 (d)	57,000		57,000
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 A, LOC JPMorgan Chase Bank, VRDN
4/6/12	0.22 (d)(e)	25,000		25,000
New York Hsg. Fin. Agcy. Rev. Series 2010 A, LOC Bank of America NA, VRDN
4/6/12	0.26 (d)	5,000		5,000
North Texas Tollway Auth. Rev. Series 2009 D, LOC JPMorgan Chase Bank, VRDN
4/6/12	0.20 (d)	28,000		28,000
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series E, LOC JPMorgan Chase Bank, VRDN
4/6/12	0.22 (d)(e)	20,000		20,000
TOTAL MUNICIPAL SECURITIES			155,495
Repurchase Agreements - 27.2%
	Maturity Amount (000s)
In a joint trading account at:
0.15% dated 3/30/12 due 4/2/12 (Collateralized by U.S. Government Obligations) #	$ 7,387,824	7,387,735
0.16% dated 3/30/12 due 4/2/12 (Collateralized by U.S. Government Obligations) #	1,156,465	1,156,450
With:
Barclays Capital, Inc. at:
0.17%, dated:
3/6/12 due 4/6/12 (Collateralized by U.S. Government Obligations valued at $328,481,876, 3% - 6%, 1/15/35 - 4/20/61)	322,056	322,000
3/7/12 due 4/6/12 (Collateralized by U.S. Government Obligations valued at $328,480,325, 2.16% - 6.5%, 2/20/25 - 5/20/61)	322,065	322,000
0.19%, dated 3/16/12 due 4/6/12 (Collateralized by U.S. Government Obligations valued at:
$195,858,485, 3% - 5.5%, 8/1/25 - 3/1/41)	192,031	192,000
$195,858,485, 3.5% - 5%, 8/1/25 - 11/1/41)	192,062	192,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Barclays Capital, Inc. at:
0.2%, dated:
3/22/12 due 4/6/12 (Collateralized by U.S. Government Obligations valued at $173,410,597, 3.5% - 5.5%, 3/1/32 - 9/1/41)	$ 170,085	$ 170,000
3/23/12 due 4/6/12 (Collateralized by U.S. Government Obligations valued at $92,918,696, 4% - 6.5%, 10/1/39 - 3/1/42)	91,046	91,000
Credit Suisse Securities (USA) LLC at:
0.23%, dated 3/30/12 due 4/2/12 (Collateralized by Equity Securities valued at $247,328,556)	229,004	229,000
0.25%, dated 3/27/12 due 4/3/12 (Collateralized by U.S. Government Obligations valued at $97,852,097, 0% - 10.50%, 8/20/12 - 3/16/51)	95,005	95,000
0.32%, dated 3/28/12 due 4/4/12 (Collateralized by Equity Securities valued at $413,662,616)	383,024	383,000
0.4%, dated 3/30/12 due 4/2/12 (Collateralized by Commercial Paper Obligations valued at $59,740,711, 5/2/12 - 5/22/12)	58,002	58,000
0.88%, dated 1/19/12 due 4/3/12 (Collateralized by Corporate Obligations valued at $51,929,990, 0% - 0.57%, 5/25/34 - 9/25/47)	48,088	48,000
0.94%, dated:
2/17/12 due 5/17/12 (Collateralized by Corporate Obligations valued at $105,957,441, 0% - 8.39%, 11/15/15 - 6/25/47)	98,230	98,000
2/21/12 due 5/22/12 (Collateralized by Corporate Obligations valued at $104,862,153, 0.38% - 7.93%, 1/15/20 - 12/11/49)	97,230	97,000
2/24/12 due 5/25/12 (Collateralized by Corporate Obligations valued at $52,967,385, 0.23% - 6.50%, 11/25/14 - 7/25/47)	49,116	49,000
0.95%, dated 2/10/12 due 5/10/12 (Collateralized by Corporate Obligations valued at $52,988,251, 0% - 6.40%, 8/25/33 - 9/25/47)	49,116	49,000
0.97%, dated:
2/1/12 due 5/1/12 (Collateralized by Corporate Obligations valued at $495,440,732, 0% - 6.50%, 1/8/12 - 4/23/17)	459,111	458,000

	Maturity Amount (000s)	Value (000s)
2/3/12 due 5/3/12 (Collateralized by Corporate Obligations valued at $108,162,962, 0.31% - 7.05%, 3/15/19 - 12/12/49)	$ 100,243	$ 100,000
0.98%, dated 1/12/12 due 4/12/12 (Collateralized by Mortgage Loan Obligations valued at $229,448,188, 0.36% - 6%, 11/15/31 - 2/10/50)	212,525	212,000
1%, dated:
1/19/12 due 4/18/12 (Collateralized by Mortgage Loan Obligations valued at $157,992,244, 0% - 6.99%, 11/15/18 - 6/25/47)	146,365	146,000
1/23/12 due 4/24/12 (Collateralized by Mortgage Loan Obligations valued at $210,992,324, 0% - 6.50%, 11/25/14 - 11/12/49)	195,498	195,000
Goldman Sachs & Co. at:
0.2%, dated:
3/26/12 due 4/2/12 (Collateralized by U.S. Government Obligations valued at $319,272,416, 2.45% - 6.5%, 7/1/26 - 3/1/42)	313,012	313,000
3/27/12 due 4/3/12 (Collateralized by U.S. Government Obligations valued at $315,190,506, 2.71% - 6%, 3/1/26 - 3/1/42)	309,012	309,000
3/30/12 due 4/4/12 (Collateralized by U.S. Government Obligations valued at $90,781,514, 4% - 4.5%, 5/1/41 - 1/1/42)	89,002	89,000
0.22%, dated 3/28/12 due 4/4/12 (Collateralized by U.S. Government Obligations valued at $446,776,080, 0% - 6.25%, 6/13/12 - 7/15/36)	438,019	438,000
0.27%, dated 3/28/12 due 4/4/12 (Collateralized by U.S. Government Obligations valued at $146,886,501, 6.63% - 6.75%, 9/15/29 - 11/15/30)	144,008	144,000
ING Financial Markets LLC at 0.17%, dated 3/2/12 due 4/2/12 (Collateralized by U.S. Government Obligations valued at $93,717,833, 2% - 6%, 12/28/12 - 10/1/41)	91,013	91,000
RBC Capital Markets Co. at:
0.29%, dated 3/28/12 due 4/4/12 (Collateralized by U.S. Government Obligations valued at $40,274,317, 5.81% - 7.16%, 12/15/36 - 12/25/41)	39,002	39,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
RBC Capital Markets Co. at: 0.64%, dated 3/12/12 due 4/6/12 (Collateralized by Corporate Obligations valued at:
$56,625,406, 0% - 13.24%, 9/14/12 - 7/1/47)	$ 53,087	$ 53,000
$22,622,511, 0% - 15%, 6/15/13 - 9/15/36)	21,034	21,000
0.7%, dated 1/4/12 due 4/4/12 (Collateralized by Mortgage Loan Obligations valued at $51,836,090, 0.45% - 6.50%, 2/20/34 - 12/12/49)	48,085	48,000
RBC Capital Markets Corp. at 0.18%, dated 3/12/12 due 4/6/12 (Collateralized by U.S. Government Obligations valued at $139,818,805, 0.84% - 5.5%, 2/1/13 - 3/1/42)	136,026	136,000
Royal Bank of Scotland PLC at 0.6%, dated 3/28/12 due 4/4/12 (Collateralized by Corporate Obligations valued at $200,593,611, 0% - 6.56%, 2/25/16 - 9/25/47)	188,022	188,000
UBS Securities LLC at 0.18%, dated 3/12/12 due 4/6/12 (Collateralized by U.S. Government Obligations valued at $590,642,011, 3% - 6.5%, 8/1/21 - 9/1/47)	579,090	579,000
TOTAL REPURCHASE AGREEMENTS		14,498,185
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $52,964,137)	52,964,137
NET OTHER ASSETS (LIABILITIES) - 0.5%		260,889
NET ASSETS - 100%	$ 53,225,026
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,166,996,000 or 6.0% of net assets.

(c) The Federal Financing Bank (FFB), an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury, has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $889,918,000, or 1.7% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,000,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.91%, 6/28/12	3/26/02	$ 30,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$7,387,735,000 due 4/02/12 at 0.15%
BNP Paribas Securities Corp.	$ 386,421
Bank of America NA	2,105,215
Barclays Capital, Inc.	161,009
Citibank NA	579,632
Credit Agricole CIB New York Branch	689,890
Credit Suisse Securities (USA) LLC	257,614
Deutsche Bank Securities, Inc.	64,404
HSBC Securities (USA), Inc.	567,468
ING Financial Markets LLC	566,751
J.P. Morgan Securities, Inc.	579,632
Merrill Lynch, Pierce, Fenner & Smith, Inc.	128,748
Morgan Stanley & Co., Inc.	38,642
RBC Capital Markets Corp.	322,018
Societe Generale	128,807
UBS Securities LLC	128,807
Wells Fargo Securities LLC	682,677
$ 7,387,735
$1,156,450,000 due 4/02/12 at 0.16%
Barclays Capital, Inc.	$ 255,099
Merrill Lynch, Pierce, Fenner & Smith, Inc.	119,046
UBS Securities LLC	442,173
Wells Fargo Securities LLC	340,132
$ 1,156,450
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) March 31, 2012

Assets
Investment in securities, at value (including repurchase agreements of $14,498,185) - See accompanying schedule: Unaffiliated issuers (cost $52,964,137)		$ 52,964,137
Receivable for investments sold		581,320
Receivable for fund shares sold		18,610
Interest receivable		42,036
Prepaid expenses		72
Receivable from investment adviser for expense reductions		1,106
Other receivables		215
Total assets		53,607,496

Liabilities
Payable for investments purchased	$ 370,000
Payable for fund shares redeemed	498
Distributions payable	2,857
Accrued management fee	6,489
Distribution and service plan fees payable	289
Other affiliated payables	2,024
Other payables and accrued expenses	313
Total liabilities		382,470
Net Assets		$ 53,225,026
Net Assets consist of:
Paid in capital		$ 53,225,027
Accumulated undistributed net realized gain (loss) on investments		(1)
Net Assets		$ 53,225,026
Class I: Net Asset Value, offering price and redemption price per share ($15,149,017 ÷ 15,146,354 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($828,226 ÷ 828,075 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($1,543,242 ÷ 1,543,216 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($64,558 ÷ 64,548 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($1,206,923 ÷ 1,206,709 shares)		$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($34,433,060 ÷ 34,426,832 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2012

Investment Income
Interest		$ 184,716

Expenses
Management fee	$ 85,201
Transfer agent fees	24,607
Distribution and service plan fees	6,738
Accounting fees and expenses	2,115
Custodian fees and expenses	509
Independent trustees' compensation	220
Registration fees	319
Audit	52
Legal	196
Miscellaneous	456
Total expenses before reductions	120,413
Expense reductions	(19,649)	100,764
Net investment income (loss)		83,952
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,330
Net increase in net assets resulting from operations		$ 86,282

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 83,952	$ 149,932
Net realized gain (loss)	2,330	1,710
Net increase in net assets resulting from operations	86,282	151,642
Distributions to shareholders from net investment income	(83,952)	(149,918)
Share transactions - net increase (decrease)	(17,620,631)	(1,908,509)
Total increase (decrease) in net assets	(17,618,301)	(1,906,785)

Net Assets
Beginning of period	70,843,327	72,750,112
End of period	$ 53,225,026	$ 70,843,327

Financial Highlights - Class I

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.002	.003	.022	.049
Distributions from net investment income	(.001)	(.002)	(.003)	(.022)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.10%	.19%	.33%	2.23%	4.96%
Ratios to Average Net Assets B
Expenses before reductions	.21%	.21%	.22%	.23%	.22%
Expenses net of fee waivers, if any	.20%	.20%	.21%	.22%	.20%
Expenses net of all reductions	.20%	.20%	.21%	.22%	.20%
Net investment income (loss)	.10%	.19%	.29%	2.14%	4.84%
Supplemental Data
Net assets, end of period (in millions)	$ 15,149	$ 21,761	$ 30,823	$ 11,953	$ 7,810

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	.002	.021	.047
Distributions from net investment income	- C	- C	(.002)	(.021)	(.047)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.04%	.19%	2.08%	4.81%
Ratios to Average Net Assets B
Expenses before reductions	.36%	.36%	.37%	.38%	.37%
Expenses net of fee waivers, if any	.29%	.35%	.35%	.37%	.35%
Expenses net of all reductions	.29%	.35%	.35%	.37%	.35%
Net investment income (loss)	.01%	.04%	.14%	1.99%	4.72%
Supplemental Data
Net assets, end of period (in millions)	$ 828	$ 776	$ 959	$ 1,475	$ 1,363

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Class III

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	.001	.020	.046
Distributions from net investment income	- C	- C	(.001)	(.020)	(.046)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.13%	1.98%	4.70%
Ratios to Average Net Assets B
Expenses before reductions	.46%	.46%	.47%	.48%	.47%
Expenses net of fee waivers, if any	.29%	.38%	.42%	.47%	.45%
Expenses net of all reductions	.29%	.38%	.42%	.47%	.45%
Net investment income (loss)	.01%	.01%	.07%	1.89%	4.60%
Supplemental Data
Net assets, end of period (in millions)	$ 1,543	$ 2,732	$ 2,851	$ 3,539	$ 2,911

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class IV

Years ended March 31,	2012	2011	2010	2009	2008 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	- G	- G	.017	.011
Distributions from net investment income	- G	- G	- G	(.017)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.01%	.04%	1.72%	1.10%
Ratios to Average Net Assets F
Expenses before reductions	.71%	.71%	.72%	.73%	.73% A
Expenses net of fee waivers, if any	.29%	.38%	.49%	.72%	.70% A
Expenses net of all reductions	.29%	.38%	.49%	.72%	.70% A
Net investment income (loss)	.01%	.01%	-% D	1.64%	3.54% A
Supplemental Data
Net assets, end of period (in millions)	$ 65	$ 190	$ 272	$ 67	$ 1

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Amount represents less than .01%.

E For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

Financial Highlights - Select Class

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	.003	.022	.048
Distributions from net investment income	(.001)	(.001)	(.003)	(.022)	(.048)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.05%	.14%	.28%	2.18%	4.91%
Ratios to Average Net Assets B
Expenses before reductions	.26%	.26%	.27%	.28%	.27%
Expenses net of fee waivers, if any	.25%	.25%	.26%	.27%	.25%
Expenses net of all reductions	.25%	.25%	.26%	.27%	.25%
Net investment income (loss)	.05%	.14%	.24%	2.09%	4.76%
Supplemental Data
Net assets, end of period (in millions)	$ 1,207	$ 1,272	$ 752	$ 600	$ 501

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended March 31,	2012	2011	2010	2009	2008 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.002	.003	.004	.023	.013
Distributions from net investment income	(.002)	(.003)	(.004)	(.023)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.16%	.25%	.39%	2.29%	1.27%
Ratios to Average Net Assets E
Expenses before reductions	.18%	.18%	.19%	.20%	.19% A
Expenses net of fee waivers, if any	.14%	.14%	.15%	.16%	.14% A
Expenses net of all reductions	.14%	.14%	.15%	.16%	.14% A
Net investment income (loss)	.16%	.25%	.35%	2.20%	4.02% A
Supplemental Data
Net assets, end of period (in millions)	$ 34,433	$ 44,113	$ 37,092	$ 12,523	$ 7,174

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Money Market Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 3/31/12	% of fund's investments 9/30/11	% of fund's investments 3/31/11
1 - 7	39.1	40.8	32.1
8 - 30	21.6	17.5	24.0
31 - 60	14.7	20.8	18.0
61 - 90	7.9	10.5	6.4
91 - 180	9.3	6.6	14.0
> 180	7.4	3.8	5.5
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	3/31/12	9/30/11	3/31/11
Money Market Portfolio	48 Days	41 Days	48 Days
All Taxable Money Market Funds Average *	46 Days	39 Days	45 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	3/31/12	9/30/11	3/31/11
Money Market Portfolio	86 Days	79 Days	92 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
Corporate Bonds 0.1%	Corporate Bonds 0.1%
Commercial Paper 18.5%	Commercial Paper 9.7%
Bank CDs, BAs, TDs, and Notes 43.6%	Bank CDs, BAs, TDs, and Notes 56.2%
Government Securities † 11.6%	Government Securities † 10.7%
Repurchase Agreements 26.8%	Repurchase Agreements 26.2%
Net Other Assets (Liabilities) ** (0.6)%	Net Other Assets (Liabilities) ** (2.9)%

* Source: iMoneyNet, Inc.

** Net Other Assets (Liabilities) are not included in the pie chart.

† Includes Federal Financing Bank Supported Student Loan Short-Term Notes.

Annual Report

Money Market Portfolio

Investment Changes/Performance (Unaudited) - continued

Current and Historical Seven-Day Yields
	3/31/12	1/3/12	9/27/11	6/28/11	3/29/11

Class I	0.22%	0.19%	0.12%	0.13%	0.21%

Class II	0.07%	0.04%	0.01%	0.01%	0.06%

Class III	0.01%	0.01%	0.01%	0.01%	0.01%

Select Class	0.17%	0.14%	0.07%	0.08%	0.16%

Class F	0.26%	0.23%	0.16%	0.17%	0.25%

Institutional Class	0.26%	0.23%	0.16%	0.17%	0.25%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2012, the most recent period shown in the table, would have been 0.19% for Class I, 0.04% for Class II, -0.05% for Class III, 0.14% for Select Class, 0.25% for Class F and 0.22% for Institutional Class.

Annual Report

Money Market Portfolio

Investments March 31, 2012

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
		Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA
	4/6/12	0.19% (d)	$ 67,000	$ 67,000
Certificates of Deposit - 36.8%

Domestic Certificates Of Deposit - 0.3%
Branch Banking & Trust Co.
	4/30/12 to 5/7/12	0.25 to 0.35	181,000	181,000
London Branch, Eurodollar, Foreign Banks - 10.0%
ABN AMRO Bank NV
	4/16/12	0.25	601,000	601,000
Australia & New Zealand Banking Group Ltd.
	6/6/12	0.61	117,000	117,000
Commonwealth Bank of Australia
	8/8/12	0.40	258,000	258,000
HSBC Bank PLC
	5/3/12 to 5/31/12	0.50 to 0.51	328,000	328,000
ING Bank NV
	4/3/12 to 6/1/12	0.28 to 0.40	1,856,000	1,856,000
Mitsubishi UFJ Trust & Banking Corp.
	4/12/12 to 5/3/12	0.51 to 0.59	777,000	777,002
National Australia Bank Ltd.
	4/5/12 to 9/10/12	0.40 to 0.52	2,153,000	2,153,000
				6,090,002
New York Branch, Yankee Dollar, Foreign Banks - 26.5%
Bank of Montreal Chicago CD Program
	9/26/12 to 4/5/13	0.39 to 0.63 (d)	1,050,000	1,050,000
Bank of Nova Scotia
	7/5/12 to 4/11/13	0.31 to 0.78 (d)	2,212,650	2,212,691
Bank of Tokyo-Mitsubishi UFJ Ltd.
	9/4/12 to 9/21/12	0.50 (d)	897,000	897,000
Canadian Imperial Bank of Commerce
	10/1/12	0.50	578,000	578,000
Canadian Imperial Bank of Commerce New York Branch
	9/24/12 to 4/19/13	0.41 to 0.62 (d)	1,197,000	1,197,000
Mitsubishi UFJ Trust & Banking Corp.
	4/10/12 to 5/11/12	0.48 to 0.55	808,000	808,000
Mizuho Corporate Bank Ltd.
	4/5/12 to 7/3/12	0.18 to 0.40	1,854,000	1,854,000
National Bank Canada
	7/6/12 to 2/4/13	0.35 to 0.64 (d)	618,000	618,000
Nordea Bank Finland PLC
	6/15/12	0.35	41,000	41,001
Rabobank Nederland New York Branch
	4/2/12 to 6/14/12	0.29 to 0.50 (d)	1,782,000	1,782,000
Royal Bank of Canada
	12/11/12 to 4/1/13	0.54 to 0.94 (d)	882,000	882,000
Societe Generale
	4/4/12	0.35	212,000	212,000
Sumitomo Mitsui Banking Corp.
	4/2/12 to 7/3/12	0.38 to 0.55 (d)	2,712,000	2,712,000

		Yield (a)	Principal Amount (000s)	Value (000s)
Sumitomo Trust & Banking Co. Ltd.
	5/8/12 to 5/21/12	0.46 to 0.50	$ 409,000	$ 409,000
Svenska Handelsbanken, Inc.
	4/3/12	0.52	200,000	200,000
Toronto-Dominion Bank
	10/19/12 to 2/4/13	0.44 to 0.58 (d)	321,000	321,000
Toronto-Dominion Bank New York Branch
	11/14/12	0.62	461,000	461,000
				16,234,692
TOTAL CERTIFICATES OF DEPOSIT				22,505,694
Commercial Paper - 18.5%

Amsterdam Funding Corp. (Royal Bank of Scotland PLC Guaranteed)
	4/4/12	0.28 (b)	141,000	140,997
ASB Finance Ltd. (London)
	4/11/12 to 5/29/12	0.58 to 0.68	188,000	187,890
Autobahn Funding Co. LLC (Liquidity Facility DZ BANK AG)
	5/11/12 to 5/18/12	0.48 to 0.49	141,000	140,921
Barclays Bank PLC
	4/2/12 to 5/2/12	0.74 to 0.77 (b)	642,000	642,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
	5/2/12 to 5/21/12	0.37 to 0.38	223,000	222,902
Barclays U.S. Funding Corp.
	4/16/12	0.31	406,000	405,948
BNP Paribas Finance, Inc.
	5/2/12	0.37	629,000	628,800
BP Capital Markets PLC
	6/8/12	0.25	102,000	101,952
Caisse d'Amort de la Dette Sociale
	5/25/12	0.54 (b)(d)	222,000	221,996
Ciesco LP (Citibank NA Guaranteed)
	4/26/12	0.27	146,000	145,973
Commonwealth Bank of Australia
	4/10/12 to 6/15/12	0.50 to 0.62	1,151,000	1,149,961
Credit Suisse New York Branch
	6/11/12	0.30	600,000	599,645
Danske Corp.
	4/2/12 to 4/4/12	0.30	443,000	442,992
DNB Bank ASA
	6/11/12 to 6/29/12	0.30 to 0.40	307,000	306,778
Govco, Inc. (Liquidity Facility Citibank NA)
	4/2/12 to 5/7/12	0.27 to 0.34	680,084	680,020
Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
JPMorgan Chase & Co.
	8/1/12 to 9/12/12	0.29 to 0.30% (d)	$ 1,019,000	$ 1,018,374
Landesbank Hessen-Thuringen
	4/19/12	0.30	141,000	140,979
Mitsubishi UFJ Trust & Banking Corp.
	5/2/12	0.40	36,000	35,988
Nationwide Building Society
	4/5/12 to 4/9/12	0.44	82,000	81,994
Rabobank USA Financial Corp.
	6/6/12	0.37	106,000	105,928
Salisbury Receivables Co. LLC (Barclays Bank PLC Guaranteed)
	4/19/12	0.27	35,000	34,995
Skandinaviska Enskilda Banken AB
	5/8/12 to 5/16/12	0.40	614,000	613,728
Societe Generale North America, Inc.
	4/4/12	0.35	200,000	199,994
Svenska Handelsbanken, Inc.
	4/3/12 to 6/15/12	0.32 to 0.52	141,000	140,970
Swedbank AB
	4/30/12 to 5/22/12	0.43 to 0.55	568,000	567,685
Texas Instruments International Management Co. S.a.r.L.
	7/9/12	0.43	21,000	20,975
UBS Finance, Inc.
	4/23/12 to 6/4/12	0.36 to 0.54	1,572,000	1,571,246
Westpac Banking Corp.
	4/5/12 to 4/10/12	0.60 (d)	612,000	612,000
Windmill Funding Corp. (Royal Bank of Scotland PLC Guaranteed)
	4/4/12	0.28 (b)	141,000	140,997
TOTAL COMMERCIAL PAPER				11,304,628
U.S. Government and Government Agency Obligations - 0.3%

Other Government Related - 0.3%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
	4/9/12	0.19 (c)	115,361	115,360
	4/9/12	0.19 (c)	71,000	70,999
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS				186,359
Federal Agencies - 1.4%
		Yield (a)	Principal Amount (000s)	Value (000s)
Federal Home Loan Bank - 1.2%
	4/18/12 to 2/27/13	0.15 to 0.41%	$ 753,333	$ 753,252
Freddie Mac - 0.2%
	11/26/12 to 11/30/12	0.20	80,000	80,109
TOTAL FEDERAL AGENCIES				833,361
U.S. Treasury Obligations - 9.9%

U.S. Treasury Bills - 2.0%
	8/9/12 to 3/7/13	0.10 to 0.17	1,233,340	1,232,386
U.S. Treasury Notes - 7.9%
	6/30/12 to 3/15/13	0.10 to 0.21	4,806,600	4,833,377
TOTAL U.S. TREASURY OBLIGATIONS				6,065,763
Medium-Term Notes - 5.4%

Metropolitan Life Insurance Co.
	6/28/12	0.91 (d)(g)	65,000	65,000
Royal Bank of Canada
	4/1/13 to 4/15/13	0.63 to 0.70 (b)(d)	1,027,000	1,027,000
	4/5/13	0.58 (d)	630,000	629,848
Westpac Banking Corp.
	4/2/12 to 6/14/12	0.34 to 0.68 (b)(d)	1,583,000	1,583,000
TOTAL MEDIUM-TERM NOTES				3,304,848
Municipal Securities - 1.4%

ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 A, LOC Bank of America NA, VRDN
4/6/12	0.27 (d)	8,500		8,500
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 D, LOC JPMorgan Chase Bank, VRDN
4/6/12	0.19 (d)	23,000		23,000
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, LOC Freddie Mac, VRDN
4/6/12	0.18 (d)(e)	14,580		14,580
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 2005 A, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
4/6/12	0.17 (d)(e)	21,700		21,700
District of Columbia Rev. (Washington Drama Society, Inc. Proj.) Series 2008, LOC JPMorgan Chase Bank, VRDN
4/6/12	0.22 (d)	37,065		37,065
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)		Value (000s)
Fredericksburg Econ. Dev. Auth. (Eagle Village I Proj.) Series 2009 A, LOC Bank of America NA, VRDN
4/6/12	0.29% (d)	$ 70,730		$ 70,730
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2007 A1, VRDN
4/6/12	0.16 (d)	4,800		4,800
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2005 H, LOC U.S. Bank NA, Cincinnati, VRDN
4/6/12	0.16 (d)	24,725		24,725
Humble Independent School District Participating VRDN Series Solar 06 20, (Liquidity Facility U.S. Bank NA, Cincinnati)
4/6/12	0.17 (d)(f)	14,670		14,670
Illinois Fin. Auth. Rev. (Children's Memorial Hosp. Proj.) Series 2008 C, LOC JPMorgan Chase Bank, VRDN
4/6/12	0.18 (d)	23,500		23,500
Illinois Fin. Auth. Rev. (Little Co. of Mary Hosp. Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
4/6/12	0.19 (d)	44,470		44,470
Illinois Fin. Auth. Rev. (Rockford Mem. Hosp. Proj.), LOC JPMorgan Chase Bank, VRDN
4/6/12	0.19 (d)	40,600		40,600
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
4/6/12	0.18 (d)	10,900		10,900
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series Solar 07 63, (Liquidity Facility U.S. Bank NA, Cincinnati)
4/6/12	0.17 (d)(f)	15,140		15,140
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 B, LOC JPMorgan Chase Bank, VRDN
4/6/12	0.18 (d)	25,000		25,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series PT 4368, (Liquidity Facility Wells Fargo & Co.)
4/6/12	0.18 (d)(f)	10,040		10,040
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2005 A1, LOC Bank of America NA, VRDN
4/6/12	0.20 (d)	9,100		9,100
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, LOC Bank of America NA, VRDN
4/6/12	0.28 (d)	11,175		11,175
Monroe County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2009 B, LOC JPMorgan Chase Bank, VRDN
4/6/12	0.20 (d)	12,000		12,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (255 West 9th Street Proj.) Series 2001 A, LOC Fannie Mae, VRDN
4/6/12	0.18 (d)(e)	58,235		58,235

	Yield (a)	Principal Amount (000s)		Value (000s)
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (West 43rd Street Proj.) Series 1999 A, LOC Fannie Mae, VRDN
4/6/12	0.18% (d)(e)	$ 24,200		$ 24,200
New York Hsg. Fin. Agcy. Rev. (240 East 39th Street Hsg. Proj.) Series 1997 A, LOC Fannie Mae, VRDN
4/6/12	0.18 (d)(e)	62,700		62,700
New York Hsg. Fin. Agcy. Rev. (29 Flatbush Ave. Hsg. Proj.) Series 2010 A, LOC Bank of America NA, VRDN
4/6/12	0.30 (d)	30,000		30,000
New York Hsg. Fin. Agcy. Rev. (360 West 43rd Street Hsg. Proj.) Series A, LOC Fannie Mae, VRDN
4/6/12	0.17 (d)(e)	9,900		9,900
New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
4/6/12	0.17 (d)(e)	13,000		13,000
New York Hsg. Fin. Agcy. Rev. (East 39th Street Hsg. Proj.) Series 1999 A, LOC Fannie Mae, VRDN
4/6/12	0.17 (d)(e)	33,700		33,700
New York Hsg. Fin. Agcy. Rev. (Normandie Court II Hsg. Proj.) Series 1999 A, LOC Freddie Mac, VRDN
4/6/12	0.18 (d)(e)	29,870		29,870
Ohio Air Quality Dev. Auth. Rev. (Dayton Pwr. & Lt. Co. Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
4/6/12	0.20 (d)(e)	20,200		20,200
Pennsylvania Higher Edl. Facilities Auth. Rev. (Thomas Jefferson Univ. Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
4/6/12	0.17 (d)	18,040		18,040
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
4/6/12	0.19 (d)	19,205		19,205
San Diego Hsg. Auth. Multi-family Hsg. Rev. (Villa Nueva Apts. Proj.) Series 2007 F, LOC Freddie Mac, VRDN
4/6/12	0.18 (d)(e)	37,500		37,500
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 A3, LOC JPMorgan Chase Bank, VRDN
4/6/12	0.15 (d)(e)	14,000		14,000
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, LOC Fannie Mae, VRDN
4/6/12	0.18 (d)(e)	17,500		17,500
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C2, LOC Bank of America NA, VRDN
4/6/12	0.27 (d)	17,550		17,550
Texas Gen. Oblig. (Veterans Land Proj.) Series A, VRDN
4/6/12	0.20 (d)(e)	20,945		20,945
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)		Value (000s)
Univ. of California Revs. Participating VRDN Putters 3668Z, (Liquidity Facility JPMorgan Chase Bank)
4/6/12	0.19% (d)(f)	$ 10,000		$ 10,000
Univ. of Colorado Hosp. Auth. Rev. Series A, LOC Wells Fargo Bank NA, VRDN
4/6/12	0.16 (d)	23,000		23,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series BBT 08 25, (Liquidity Facility Branch Banking & Trust Co.)
4/6/12	0.17 (d)(f)	10,060		10,060
TOTAL MUNICIPAL SECURITIES			891,300
Repurchase Agreements - 26.8%
	Maturity Amount (000s)
In a joint trading account at:
0.15% dated 3/30/12 due 4/2/12 (Collateralized by U.S. Government Obligations) #	$ 3,272,930	3,272,890
0.16% dated 3/30/12 due 4/2/12 (Collateralized by U.S. Government Obligations) #	76,036	76,035
With:
Barclays Capital, Inc. at:
0.17%, dated:
3/6/12 due 4/6/12 (Collateralized by U.S. Government Obligations valued at $353,985,128, 3% - 6.5%, 4/1/26 - 3/1/42)	347,061	347,000
3/7/12 due 4/6/12 (Collateralized by U.S. Government Obligations valued at $351,943,206, 3% - 6%, 1/1/24 - 1/20/62)	345,070	345,000
0.19%, dated 3/16/12 due 4/6/12 (Collateralized by U.S. Government Obligations valued at:
$211,158,944, 3% - 6%, 10/1/25 - 2/1/42)	207,034	207,000
$211,158,944, 3.5% - 6%, 1/1/27 - 12/1/41)	207,067	207,000
0.2%, dated:
3/22/12 due 4/6/12 (Collateralized by U.S. Government Obligations valued at $191,771,719, 3.5% - 6.5%, 3/1/31 - 1/1/42)	188,094	188,000
3/23/12 due 4/6/12 (Collateralized by U.S. Government Obligations valued at $102,005,667, 3.5% - 5%, 1/1/41 - 3/1/42)	100,050	100,000

	Maturity Amount (000s)	Value (000s)
3/30/12 due 4/2/12 (Collateralized by Corporate Obligations valued at $197,403,291, 0.63% - 8.64%, 4/10/12 - 5/24/41)	$ 188,003	$ 188,000
0.3%, dated 3/30/12 due 4/2/12 (Collateralized by Equity Securities valued at $66,962,091)	62,002	62,000
0.35%, dated 3/30/12 due 4/2/12 (Collateralized by Commercial Paper Obligations valued at $103,003,004, 4/2/12 - 3/15/13)	100,003	100,000
0.37%, dated 3/27/12 due 4/3/12 (Collateralized by Equity Securities valued at $77,765,333)	72,005	72,000
BNP Paribas Securities Corp. at 0.21%, dated 3/30/12 due 4/2/12 (Collateralized by Corporate Obligations valued at $393,199,948, 0% - 6.63%, 4/9/12 - 3/8/44)	375,007	375,000
Citigroup Global Markets, Inc. at 0.5%, dated 3/30/12 due 4/2/12 (Collateralized by Mortgage Loan Obligations valued at $100,804,200, 0% - 7.44%, 6/15/18 - 12/18/49)	96,004	96,000
Credit Suisse Securities (USA) LLC at:
0.23%, dated 3/30/12 due 4/2/12 (Collateralized by Equity Securities valued at $963,393,146)	892,017	892,000
0.25%, dated 3/27/12 due 4/3/12 (Collateralized by U.S. Government Obligations valued at $112,272,343, 0% - 5.61%, 8/25/21 - 6/20/40)	109,005	109,000
0.32%, dated 3/28/12 due 4/4/12 (Collateralized by Equity Securities valued at $471,985,823)	437,027	437,000
0.88%, dated 1/19/12 due 4/3/12 (Collateralized by Corporate Obligations valued at $55,179,543, 0.37% - 8.31%, 5/1/32 - 6/25/47)	51,094	51,000
0.94%, dated:
2/17/12 due 5/17/12 (Collateralized by U.S. Government Obligations valued at $111,362,163, 0% - 6.86%, 9/25/17 - 12/11/49)	103,242	103,000
2/21/12 due 5/22/12 (Collateralized by U.S. Government Obligations valued at $111,350,530, 0.45% - 6.40%, 7/15/24 - 6/12/50)	103,245	103,000
2/24/12 due 5/25/12 (Collateralized by Corporate Obligations valued at $57,292,317, 0% - 7.94%, 12/15/30 - 1/25/37)	53,126	53,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With - continued
Credit Suisse Securities (USA) LLC at:
0.95%, dated 2/10/12 due 5/10/12 (Collateralized by Corporate Obligations valued at $55,151,263, 0.45% - 8.31%, 5/15/17 - 7/20/46)	$ 51,121	$ 51,000
0.97%, dated:
2/1/12 due 5/1/12 (Collateralized by Corporate Obligations valued at $121,155,870, 2.13% - 5.75%, 8/15/12 - 12/15/37)	112,272	112,000
2/3/12 due 5/3/12 (Collateralized by Corporate Obligations valued at $37,860,391, 0.37% - 7%, 9/25/17 - 12/12/49)	35,085	35,000
0.98%, dated 1/12/12 due 4/12/12 (Collateralized by Mortgage Loan Obligations valued at $189,401,356, 0% - 7.27%, 4/15/17 - 12/10/49)	175,434	175,000
1%, dated:
1/19/12 due 4/18/12 (Collateralized by Corporate Obligations valued at $168,810,328, 0.31% - 7.27%, 3/15/20 - 2/12/51)	156,390	156,000
1/23/12 due 4/24/12 (Collateralized by Mortgage Loan Obligations valued at $221,800,416, 0% - 6.50%, 7/12/12 - 6/12/50)	205,524	205,000
Goldman Sachs & Co. at:
0.2%, dated:
3/26/12 due 4/2/12 (Collateralized by U.S. Government Obligations valued at $358,033,923, 3.5% - 6.5%, 9/1/25 - 3/1/42)	351,014	351,000
3/27/12 due 4/3/12 (Collateralized by U.S. Government Obligations valued at $363,132,104, 2.06% - 6%, 1/15/22 - 4/1/42)	356,014	356,000
3/30/12 due 4/4/12 (Collateralized by U.S. Government Obligations valued at $106,081,769, 4% - 5%, 9/1/30 - 11/1/41)	104,003	104,000
0.22%, dated 3/28/12 due 4/4/12 (Collateralized by U.S. Government Obligations valued at $508,996,175, 0% - 7.13%, 6/13/12 - 8/22/31)	499,021	499,000

	Maturity Amount (000s)	Value (000s)
0.27%, dated 3/28/12 due 4/4/12 (Collateralized by U.S. Government Obligations valued at $168,307,605, 0.37% - 6.75%, 5/1/13 - 9/15/29)	$ 165,009	$ 165,000
ING Financial Markets LLC at:
0.17%, dated 3/2/12 due 4/2/12 (Collateralized by U.S. Government Obligations valued at $98,847,484, 0.67% - 6.25%, 6/30/12 - 5/25/45)	96,014	96,000
0.34%, dated:
3/15/12 due 4/6/12 (Collateralized by Corporate Obligations valued at $29,407,933, 0.75% - 7.5%, 3/15/13 - 12/15/20)	28,008	28,000
3/22/12 due 4/6/12 (Collateralized by Corporate Obligations valued at $23,107,093, 0.75% - 7.63%, 3/13/15 - 3/5/42)	22,007	22,000
J.P. Morgan Clearing Corp. at:
0.27%, dated 3/30/12 due 4/2/12 (Collateralized by Equity Securities valued at $467,394,883)	430,010	430,000
0.74%, dated 1/23/12 due 4/23/12 (Collateralized by Equity Securities valued at $300,419,482)	276,516	276,000
0.75%, dated 10/24/11 due 4/23/12 (Collateralized by Equity Securities valued at $150,496,896)	138,523	138,000
1.05%, dated 1/23/12 due 7/23/12 (Collateralized by Corporate Obligations valued at $300,595,602, 0.25% - 4.75%, 6/15/13 - 2/15/27)	277,465	276,000
J.P. Morgan Securities, Inc. at:
0.23%, dated 3/30/12 due 4/2/12 (Collateralized by U.S. Government Obligations valued at $774,183,823, 2.5% - 8.5%, 11/1/13 - 3/1/52)	759,015	759,000
0.49%, dated 3/19/12 due 4/6/12 (Collateralized by Mortgage Loan Obligations valued at $152,302,850, 0.39% - 6.75%, 2/25/34 - 9/25/47)	141,059	141,000
0.95%, dated 3/26/12 due 9/21/12 (Collateralized by Mortgage Loan Obligations valued at $106,932,027, 0.43% - 12.37%, 1/25/32 - 9/25/47)	99,468	99,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.2%, dated 3/30/12 due 4/2/12 (Collateralized by U.S. Government Obligations valued at $467,627,794, 4.26% - 7.54%, 5/25/23 - 8/25/47)	454,008	454,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With - continued
Merrill Lynch, Pierce, Fenner & Smith at:
0.5%, dated 3/30/12 due 4/2/12 (Collateralized by Corporate Obligations valued at $188,755,778, 0% - 8%, 4/1/13 - 1/1/49)	$ 175,007	$ 175,000
0.6%, dated 3/30/12 due 4/2/12 (Collateralized by Corporate Obligations valued at $1,299,304,962, 0% - 12.61%, 1/25/14 - 8/15/56)	1,203,060	1,203,000
RBC Capital Markets Co. at:
0.22%, dated 3/30/12 due 4/2/12 (Collateralized by U.S. Government Obligations valued at:
$103,001,888, 0% - 19.95%, 12/25/14 - 10/15/49)	100,002	100,000
$153,701,351, 0% - 4%, 4/2/12 - 11/1/41)	150,003	150,000
0.29%, dated 3/28/12 due 4/4/12 (Collateralized by U.S. Government Obligations valued at $45,321,825, 5.76% - 6.9%, 3/25/31 - 8/25/41)	44,002	44,000
0.64%, dated 3/12/12 due 4/6/12 (Collateralized by Corporate Obligations valued at:
$60,345,970, 0% - 5.96%, 12/15/14 - 12/1/45)	56,092	56,000
$24,849,274, 0.78% - 11%, 8/15/13 - 12/15/37)	23,038	23,000
0.7%, dated 1/4/12 due 4/4/12 (Collateralized by Mortgage Loan Obligations valued at $57,336,506, 0.32% - 6.25%, 12/25/34 - 12/12/49)	53,094	53,000
RBC Capital Markets Corp. at 0.18%, dated 3/12/12 due 4/6/12 (Collateralized by U.S. Government Obligations valued at $149,363,586, 0.75% - 9.25%, 4/1/16 - 1/20/42)	145,028	145,000
RBS Securities, Inc. at:
0.6%, dated 3/28/12 due 4/4/12 (Collateralized by U.S. Government Obligations valued at $628,366,440, 0.0% - 15%, 10/1/12 - 7/15/56)	602,070	602,000
0.64%, dated 3/14/12 due 4/6/12 (Collateralized by U.S. Government Obligations valued at $147,776,265, 0.64% - 4.23%, 2/25/16 - 9/15/43)	140,072	140,000
0.8%, dated 3/19/12 due 4/18/12 (Collateralized by U.S. Government Obligations valued at $290,532,148, 1.0% - 7.5%, 3/25/23 - 7/25/44)	282,188	282,000

	Maturity Amount (000s)	Value (000s)
Royal Bank of Scotland PLC at:
0.6%, dated 3/28/12 due 4/4/12 (Collateralized by Corporate Obligations valued at $232,208,206, 0.39% - 8.50%, 11/8/12 - 6/15/51)	$ 215,025	$ 215,000
0.64%, dated 3/14/12 due 4/6/12 (Collateralized by Corporate Obligations valued at $147,776,265, 0.64% - 4.23%, 2/25/16 - 9/15/43)	140,072	140,000
UBS Securities LLC at:
0.18%, dated 3/12/12 due 4/6/12 (Collateralized by U.S. Government Obligations valued at $630,426,188, 2.5% - 6.5%, 6/1/19 - 7/1/47)	618,096	618,000
0.59%, dated 2/21/12 due 4/6/12 (Collateralized by Corporate Obligations valued at $58,173,703, 1.5% - 9.36%, 4/15/12 - 12/15/37)	56,083	56,000
0.66%, dated 1/24/12 due 4/6/12 (Collateralized by Corporate Obligations valued at $59,475,141, 0.0% - 8.13%, 9/15/14 - 11/15/28)	55,091	55,000
0.71%, dated 1/9/12 due 4/6/12 (Collateralized by Corporate Obligations valued at $74,644,331, 2% - 7%, 10/15/13 - 6/15/38)	69,124	69,000
TOTAL REPURCHASE AGREEMENTS		16,437,925
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $61,596,878)	61,596,878
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(373,825)
NET ASSETS - 100%	$ 61,223,053
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,755,990,000 or 6.1% of net assets.

(c) The Federal Financing Bank (FFB), an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury, has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $186,359,000, or 0.3% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $65,000,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.91%, 6/28/12	3/26/02	$ 65,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$3,272,890,000 due 4/02/12 at 0.15%
BNP Paribas Securities Corp.	$ 171,191
Bank of America NA	932,646
Barclays Capital, Inc.	71,330
Citibank NA	256,786
Credit Agricole CIB New York Branch	305,633
Credit Suisse Securities (USA) LLC	114,127
Deutsche Bank Securities, Inc.	28,532
HSBC Securities (USA), Inc.	251,398
ING Financial Markets LLC	251,080
J.P. Morgan Securities, Inc.	256,786
Merrill Lynch, Pierce, Fenner & Smith, Inc.	57,038
Morgan Stanley & Co., Inc.	17,119
RBC Capital Markets Corp.	142,659
Societe Generale	57,064
UBS Securities LLC	57,064
Wells Fargo Securities LLC	302,437
$ 3,272,890
$76,035,000 due 4/02/12 at 0.16%
Barclays Capital, Inc.	$ 16,772
Merrill Lynch, Pierce, Fenner & Smith, Inc.	7,827
UBS Securities LLC	29,073
Wells Fargo Securities LLC	22,363
$ 76,035
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) March 31, 2012
Assets
Investment in securities, at value (including repurchase agreements of $16,437,925) - See accompanying schedule: Unaffiliated issuers (cost $61,596,878)		$ 61,596,878
Receivable for fund shares sold		369,515
Interest receivable		38,449
Prepaid expenses		75
Receivable from investment adviser for expense reductions		1,432
Other receivables		635
Total assets		62,006,984

Liabilities
Payable for investments purchased	$ 435,000
Payable for fund shares redeemed	335,489
Distributions payable	2,785
Accrued management fee	7,090
Distribution and service plan fees payable	422
Other affiliated payables	2,388
Other payables and accrued expenses	757
Total liabilities		783,931

Net Assets		$ 61,223,053
Net Assets consist of:
Paid in capital		$ 61,223,057
Distributions in excess of net investment income		(3)
Accumulated undistributed net realized gain (loss) on investments		(1)
Net Assets		$ 61,223,053

Class I: Net Asset Value, offering price and redemption price per share ($24,209,095 ÷ 24,201,714 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($207,034 ÷ 206,999 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($2,397,563 ÷ 2,398,230 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($576,698 ÷ 576,556 shares)		$ 1.00

Class F: Net Asset Value, offering price and redemption price per share ($1,546,511 ÷ 1,546,490 shares)		$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,286,152 ÷ 32,276,566 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2012

Investment Income
Interest		$ 216,363

Expenses
Management fee	$ 88,012
Transfer agent fees	28,202
Distribution and service plan fees	6,594
Accounting fees and expenses	2,153
Custodian fees and expenses	571
Independent trustees' compensation	226
Registration fees	656
Audit	53
Legal	192
Miscellaneous	456
Total expenses before reductions	127,115
Expense reductions	(22,057)	105,058
Net investment income (loss)		111,305
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		656
Net increase in net assets resulting from operations		$ 111,961

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 111,305	$ 158,317
Net realized gain (loss)	656	659
Net increase in net assets resulting from operations	111,961	158,976
Distributions to shareholders from net investment income	(111,308)	(158,301)
Share transactions - net increase (decrease)	(5,558,233)	2,348,365
Total increase (decrease) in net assets	(5,557,580)	2,349,040

Net Assets
Beginning of period	66,780,633	64,431,593
End of period (including distributions in excess of net investment income of $3 and $0, respectively)	$ 61,223,053	$ 66,780,633

Financial Highlights - Class I

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.002	.002	.005	.023	.049
Distributions from net investment income	(.002)	(.002)	(.005)	(.023)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.17%	.23%	.47%	2.37%	5.01%
Ratios to Average Net Assets B
Expenses before reductions	.21%	.21%	.22%	.23%	.22%
Expenses net of fee waivers, if any	.18%	.18%	.19%	.20%	.18%
Expenses net of all reductions	.18%	.18%	.19%	.20%	.18%
Net investment income (loss)	.16%	.23%	.45%	2.31%	4.91%
Supplemental Data
Net assets, end of period (in millions)	$ 24,209	$ 31,063	$ 34,386	$ 35,613	$ 28,573

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	.001	.003	.022	.047
Distributions from net investment income	- C	(.001)	(.003)	(.022)	(.047)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.03%	.08%	.31%	2.21%	4.85%
Ratios to Average Net Assets B
Expenses before reductions	.36%	.36%	.37%	.38%	.37%
Expenses net of fee waivers, if any	.32%	.33%	.34%	.35%	.33%
Expenses net of all reductions	.32%	.33%	.34%	.35%	.33%
Net investment income (loss)	.03%	.08%	.30%	2.16%	4.70%
Supplemental Data
Net assets, end of period (in millions)	$ 207	$ 420	$ 835	$ 680	$ 699

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Class III

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	-C	- C	.002	.021	.046
Distributions from net investment income	- C	- C	(.002)	(.021)	(.046)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.22%	2.11%	4.74%
Ratios to Average Net Assets B
Expenses before reductions	.46%	.46%	.47%	.48%	.47%
Expenses net of fee waivers, if any	.33%	.40%	.44%	.45%	.43%
Expenses net of all reductions	.33%	.40%	.44%	.45%	.43%
Net investment income (loss)	.01%	.01%	.21%	2.06%	4.49%
Supplemental Data
Net assets, end of period (in millions)	$ 2,398	$ 3,524	$ 3,766	$ 4,184	$ 5,256

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.002	.004	.023	.048
Distributions from net investment income	(.001)	(.002)	(.004)	(.023)	(.048)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.11%	.18%	.42%	2.31%	4.96%
Ratios to Average Net Assets B
Expenses before reductions	.26%	.26%	.27%	.28%	.27%
Expenses net of fee waivers, if any	.23%	.23%	.24%	.25%	.23%
Expenses net of all reductions	.23%	.23%	.24%	.25%	.23%
Net investment income (loss)	.11%	.18%	.40%	2.25%	4.60%
Supplemental Data
Net assets, end of period (in millions)	$ 577	$ 2,161	$ 622	$ 619	$ 1,626

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class F

Years ended March 31,	2012	2011	2010 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.002	.003	.003
Distributions from net investment income	(.002)	(.003)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.21%	.27%	.29%
Ratios to Average Net Assets E
Expenses before reductions	.15%	.15%	.16% A
Expenses net of fee waivers, if any	.14%	.14%	.15% A
Expenses net of all reductions	.14%	.14%	.15% A
Net investment income (loss)	.20%	.27%	.26% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,547	$ 822	$ 149

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D For the period June 26, 2009 (commencement of sale of shares) to March 31, 2010.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended March 31,	2012	2011	2010	2009	2008D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.002	.003	.005	.024	.013
Distributions from net investment income	(.002)	(.003)	(.005)	(.024)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.21%	.27%	.51%	2.41%	1.29%
Ratios to Average Net AssetsE
Expenses before reductions	.18%	.18%	.19%	.20%	.19%A
Expenses net of fee waivers, if any	.14%	.14%	.15%	.16%	.14%A
Expenses net of all reductions	.14%	.14%	.15%	.16%	.14%A
Net investment income (loss)	.20%	.27%	.49%	2.35%	4.03%A
Supplemental Data
Net assets, end of period (in millions)	$ 32,286	$ 28,790	$ 24,674	$ 15,526	$ 11,578

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 3/31/12	% of fund's investments 9/30/11	% of fund's investments 3/31/11
1 - 7	80.3	87.3	83.2
8 - 30	1.3	1.8	2.2
31 - 60	2.7	1.6	2.0
61 - 90	4.7	2.3	4.5
91 - 180	8.9	3.0	6.3
> 180	2.1	4.0	1.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	3/31/12	9/30/11	3/31/11
Tax-Exempt Portfolio	26 Days	22 Days	21 Days
All Tax-Free Money Market Funds Average*	28 Days	33 Days	27 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	3/31/12	9/30/11	3/31/11
Tax-Exempt Portfolio	26 Days	22 Days	21 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
Variable Rate Demand Notes (VRDNs) 75.3%	Variable Rate Demand Notes (VRDNs) 73.4%
Commercial Paper (including CP Mode) 15.6%	Commercial Paper (including CP Mode) 13.7%
Tender Notes and Bonds 0.9%	Tender Notes and Bonds 1.1%
Municipal Notes 2.7%	Municipal Notes 1.5%
Municipal Bonds 0.0%	Municipal Bonds 2.6%
Fidelity Tax-Free Cash Central Fund 0.8%	Fidelity Tax-Free Cash Central Fund 7.1%
Other Investments 4.2%	Other Investments 0.0%
Net Other Assets (Liabilities) 0.5%	Net Other Assets (Liabilities) 0.6%

* Source: iMoneyNet, Inc.

Annual Report

Current and Historical Seven-Day Yields
	3/31/12	1/2/12	10/3/11	6/27/11	3/28/11

Class I	0.01%	0.01%	0.01%	0.01%	0.07%

Class II	0.01%	0.01%	0.01%	0.01%	0.01%

Class III	0.01%	0.01%	0.01%	0.01%	0.01%

Select Class	0.01%	0.01%	0.01%	0.01%	0.03%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2012, the most recent period shown in the table, would have been -0.02% for Class I, -0.17% for Class II, -0.27% for Class III and -0.07% for Select Class.

Annual Report

Tax-Exempt Portfolio

Investments March 31, 2012

Showing Percentage of Net Assets

Municipal Securities - 99.5%
	Principal Amount (000s)	Value (000s)
Alabama - 2.3%
Alabama Pub. School & College Auth. Rev. Bonds Series 2009 A, 5% 5/1/12	$ 2,150	$ 2,158
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.18% 4/6/12, LOC Branch Banking & Trust Co., VRDN (b)	5,230	5,230
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 C, 0.23% 4/2/12, VRDN (b)	8,000	8,000
Series 1995 E, 0.22% 4/2/12, VRDN (b)	9,500	9,500
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.17% 4/6/12 (Kimberly-Clark Corp. Guaranteed), VRDN (b)	14,750	14,750
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 0.2% 4/2/12, VRDN (b)	23,000	23,000
Univ. of Alabama at Birmingham Hosp. Rev. Participating VRDN Series Solar 07 108, 0.17% 4/6/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	15,975	15,975
		78,613
Alaska - 0.0%
North Slope Borough Gen. Oblig. Bonds Series 2009 A, 5% 6/30/12	1,000	1,012
Arizona - 1.0%
Arizona Health Facilities Auth. Rev. (Southwest Behavioral Health Svcs., Inc. Proj.) Series 2004, 0.2% 4/6/12, LOC JPMorgan Chase Bank, VRDN (b)	3,095	3,095
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.18% 4/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	1,400	1,400
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.15% 8/8/12, LOC Royal Bank of Canada, CP	5,500	5,500
Series 2012 B, 0.15% 9/4/12, LOC Wells Fargo Bank NA, CP	6,400	6,400
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.19% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,000	3,000
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.18% 4/6/12, LOC Wells Fargo Bank NA, VRDN (b)	4,000	4,000

	Principal Amount (000s)	Value (000s)
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Putters 3307, 0.19% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 6,600	$ 6,600
Series Putters 3708Z, 0.19% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,250	4,250
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.28% 4/6/12, LOC Bank of America NA, VRDN (b)	1,000	1,000
		35,245
Arkansas - 0.5%
Arkansas Gen. Oblig. Bonds Series 2010, 4% 8/1/12	2,850	2,886
Boone Co. Hosp. Rev. (North Arkansas Reg'l. Med. Ctr. Proj.) Series 2006, 0.29% 4/6/12, LOC Bank of America NA, VRDN (b)	14,490	14,490
		17,376
California - 3.6%
California Econ. Recovery Series 2004 C11, 0.3% 4/6/12, LOC BNP Paribas New York Branch, VRDN (b)	1,000	1,000
California Health Facilities Fing. Auth. Rev. (St. Joseph Health Sys. Proj.):
Series 2011 A, 0.18% 4/6/12, LOC Union Bank of California, VRDN (b)	1,000	1,000
Series 2011 B, 0.18% 4/2/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,900	2,900
Series 2011 D, 0.16% 4/6/12, LOC Wells Fargo Bank NA, VRDN (b)	1,500	1,500
California Infrastructure & Econ. Dev. Bank Rev. (JSerra Catholic High School Proj.):
Series 2009 A, 0.2% 4/6/12, LOC Wells Fargo Bank NA, VRDN (b)	7,000	7,000
Series 2009 B, 0.2% 4/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	3,200	3,200
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.18% 4/6/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	8,800	8,800
Chabot-Las Positas Cmnty. College District Participating VRDN Series WF 11 46C, 0.19% 4/6/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	2,000	2,000
Los Angeles Cmnty. College District Participating VRDN Series MS 3096, 0.34% 4/6/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	8,500	8,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series ROC II R 12322, 0.21% 4/2/12 (Liquidity Facility Citibank NA) (b)(e)	$ 2,500	$ 2,500
Series ROC II R 12326, 0.21% 4/2/12 (Liquidity Facility Citibank NA) (b)(e)	7,200	7,200
Los Angeles Gen. Oblig. Participating VRDN:
Series Putters 3930, 0.2% 4/2/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	13,000	13,000
Series Putters 3931, 0.2% 4/2/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	4,555	4,555
Los Angeles Hbr. Dept. Rev. Participating VRDN Series WF 10 40C, 0.19% 4/6/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	1,400	1,400
Richmond Wastewtr. Rev. Series 2008 A, 0.18% 4/6/12, LOC Union Bank of California, VRDN (b)	2,000	2,000
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.21% 4/6/12, LOC Bank of America NA, VRDN (b)	11,150	11,150
San Bernardino County Gen. Oblig. TRAN Series A, 2% 6/29/12	5,800	5,824
San Diego Cmnty. College District Participating VRDN Series RBC O 8, 0.16% 4/6/12 (Liquidity Facility Royal Bank of Canada) (b)(e)	6,000	6,000
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series WF 08 29C, 0.19% 4/6/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	3,100	3,100
Santa Clara County Multi-family Rev. (Garden Grove Apts. Proj.) 0.17% 4/6/12, LOC Fannie Mae, VRDN (b)	2,200	2,200
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2010 A2, 0.15% 6/7/12, LOC JPMorgan Chase Bank, CP	25,955	25,955
Univ. of California Revs. Series A, 0.09% 4/5/12, CP	1,370	1,370
		122,154
Colorado - 3.0%
Colorado Ed. Ln. Prog. TRAN Series 2012 A, 2% 6/29/12	1,900	1,909
Colorado Gen. Fdg. Rev. Participating VRDN Series Putters 4024, 0.17% 4/2/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	9,400	9,400
Colorado Health Facilities Auth. Rev. (NCMC, Inc. Proj.) Series 2009 A, 0.2% 4/2/12, LOC Wells Fargo Bank NA, VRDN (b)	15,120	15,120

	Principal Amount (000s)	Value (000s)
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0039, 0.19% 4/6/12 (Liquidity Facility Citibank NA) (b)(e)	$ 16,000	$ 16,000
Series EGL 07 0040, 0.19% 4/6/12 (Liquidity Facility Citibank NA) (b)(e)	11,700	11,700
Series ROC II R 12312, 0.19% 4/6/12 (Liquidity Facility Citibank NA) (b)(e)	9,700	9,700
Denver City & County Wtr. Participating VRDN Series PZ 232, 0.21% 4/6/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	16,010	16,010
Denver Urban Renewal Auth. Tax Increment Rev.:
Series 2008 A1, 0.19% 4/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	14,110	14,110
Series 2008 A2, 0.19% 4/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	9,090	9,090
		103,039
Connecticut - 0.2%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Masonicare Corp. Proj.) Series D, 0.2% 4/2/12, LOC Wells Fargo Bank NA, VRDN (b)	2,400	2,400
Participating VRDN Series Putters 3363, 0.19% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,800	2,800
		5,200
Delaware - 1.5%
Delaware Health Facilities Auth. Rev.:
(Bayhealth Med. Ctr. Proj.) Series 2009 C, 0.2% 4/2/12, LOC Wells Fargo Bank NA, VRDN (b)	36,125	36,125
(Beebe Med. Ctr. Proj.) 0.19% 4/6/12, LOC PNC Bank NA, VRDN (b)	12,805	12,805
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.2% 4/6/12, LOC Wells Fargo Bank NA, VRDN (b)	4,200	4,200
		53,130
District Of Columbia - 1.1%
District of Columbia Income Tax Rev. Participating VRDN Series Putters 3354, 0.19% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,155	7,155
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.34% 4/6/12, LOC Bank of America NA, VRDN (b)	1,935	1,935
(Defenders of Wildlife Proj.) 0.34% 4/6/12, LOC Bank of America NA, VRDN (b)	5,905	5,905
(Friends Legal Svcs. Corp. Proj.) 0.34% 4/6/12, LOC Bank of America NA, VRDN (b)	10,090	10,090
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.: - continued
(The Phillips Collection Issue Proj.) Series 2003, 0.44% 4/6/12, LOC Bank of America NA, VRDN (b)	$ 2,640	$ 2,640
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.18% 4/6/12, LOC Branch Banking & Trust Co., VRDN (b)	4,000	4,000
Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.12% tender 4/9/12, LOC JPMorgan Chase Bank, CP mode	6,600	6,600
		38,325
Florida - 8.5%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2004 C, 0.21% 4/2/12, LOC Bank of America NA, VRDN (b)	14,065	14,065
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Solar 07 60, 0.17% 4/6/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	20,365	20,365
Collier County Indl. Dev. Auth. (Cmnty. School of Naples Proj.) 0.34% 4/6/12, LOC Bank of America NA, VRDN (b)	12,800	12,800
Florida Board of Ed. Participating VRDN Series MT 787, 0.25% 4/6/12 (Liquidity Facility Bank of America NA) (b)(e)	10,230	10,230
Florida Board of Ed. Lottery Rev. Bonds Series 2010 C, 4% 7/1/12	1,000	1,009
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series 2007 A, 5% 6/1/12	7,025	7,080
Series 2008 E, 3% 6/1/12	1,365	1,371
Florida Dept. of Envir. Protection Rev. Bonds Series 2001 A, 5.5% 7/1/12	1,000	1,013
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.17% 4/6/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	15,005	15,005
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.21% 4/6/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	7,070	7,070
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Victoria Park Apts. Proj.) Series 2002 J, 0.19% 4/6/12, LOC Fannie Mae, VRDN (b)	1,050	1,050
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A:
5% 7/1/12	2,000	2,023
5.25% 7/1/12	13,840	14,010

	Principal Amount (000s)	Value (000s)
Florida Local Govt. Fin. Cmnty. Series 2011 A1, 0.13% 5/1/12, LOC JPMorgan Chase Bank, CP	$ 6,500	$ 6,500
Highlands County Health Facilities Auth. Rev. Participating VRDN Series MS 3251, 0.35% 4/6/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	5,625	5,625
Hillsborough County Cap. Impt. Prog. Rev. Series A, 0.11% 4/5/12, LOC State Street Bank & Trust Co., Boston, CP	4,300	4,300
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2001, 0.2% 4/2/12, LOC Wells Fargo Bank NA, VRDN (b)	12,490	12,490
Miami-Dade County School District Bonds 5.375% 8/1/12	3,000	3,049
Nassau County Poll. Cont. Rev. (Rayonier Proj.) 0.33% 4/6/12, LOC Bank of America NA, VRDN (b)	11,910	11,910
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 C2, 0.18% 4/6/12, VRDN (b)	11,720	11,720
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.26% 4/6/12, LOC Bank of America NA, VRDN (b)	3,000	3,000
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 0.29% 4/6/12, LOC Bank of America NA, VRDN (b)	6,865	6,865
Palm Beach County Pub. Impt. Rev. Participating VRDN Series BBT 08 53, 0.17% 4/6/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	8,600	8,600
Palm Beach County Rev.:
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.2% 4/6/12, LOC Northern Trust Co., VRDN (b)	1,900	1,900
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.29% 4/6/12, LOC Bank of America NA, VRDN (b)	18,245	18,245
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.33% 4/6/12, LOC Bank of America NA, VRDN (b)	2,200	2,200
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.19% 4/6/12 (Liquidity Facility Citibank NA) (b)(e)	6,930	6,930
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.19% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,775	1,775
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.2% 4/6/12, LOC Wells Fargo Bank NA, VRDN (b)	5,475	5,475
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Polk County School Board Ctfs. of Prtn. (Master Lease Prog.):
Series 2009 A, 0.2% 4/2/12, LOC Wells Fargo Bank NA, VRDN (b)	$ 11,260	$ 11,260
Series 2009 B, 0.2% 4/2/12, LOC Wells Fargo Bank NA, VRDN (b)	29,905	29,905
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.) Series 2005 A2, 0.2% 4/6/12, LOC Wells Fargo Bank NA, VRDN (b)	5,000	5,000
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Participating VRDN Series ROC II R 12313, 0.21% 4/2/12 (Liquidity Facility Citibank NA) (b)(e)	12,090	12,090
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Bonds Series 2011, 5% 10/1/12	1,060	1,085
Univ. of North Florida Parking Sys. Rev. Series 1998, 0.2% 4/2/12, LOC Wells Fargo Bank NA, VRDN (b)	2,100	2,100
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.19% 4/6/12, LOC Fannie Mae, VRDN (b)	3,315	3,315
Winter Haven Util. Sys. Impt. & Rfdg. Rev. Participating VRDN Series Solar 06 54, 0.17% 4/6/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	8,010	8,010
		290,440
Georgia - 1.7%
Atlanta Arpt. Rev. Series 2010 A2, 0.16% 4/18/12, LOC JPMorgan Chase Bank, CP	2,375	2,375
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.18% 4/6/12, LOC Freddie Mac, VRDN (b)	1,500	1,500
DeKalb County Wtr. & Swr. Rev. Bonds Series 2006 B, 5% 10/1/12	2,000	2,046
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.18% 4/6/12, LOC Branch Banking & Trust Co., VRDN (b)	2,700	2,700
Georgia Gen. Oblig.:
Bonds:
Series 2007 B, 5% 4/1/12	1,000	1,000
Series 2007 E, 5% 8/1/12	1,000	1,016
Series 2011 A, 3% 7/1/12	3,000	3,020
Participating VRDN:
Series 85TP, 0.19% 4/6/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	6,620	6,620
Series WF 11 134C, 0.2% 4/6/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	11,570	11,570

	Principal Amount (000s)	Value (000s)
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.18% 4/6/12, LOC Branch Banking & Trust Co., VRDN (b)	$ 12,380	$ 12,380
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.19% 4/6/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	12,475	12,475
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.) Series 2009 B, 0.18% 4/6/12, LOC Branch Banking & Trust Co., VRDN (b)	3,120	3,120
		59,822
Hawaii - 0.8%
Hawaii Gen. Oblig. Participating VRDN:
Series Putters 4007, 0.19% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,665	6,665
Series ROC II R 11021 PB, 0.39% 4/6/12 (Liquidity Facility Deutsche Postbank AG) (b)(e)	20,230	20,230
		26,895
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series C, 0.2% 4/6/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	1,785	1,785
Illinois - 5.6%
Chicago Board of Ed. Series 2010 B, 0.2% 4/2/12, LOC JPMorgan Chase Bank, VRDN (b)	1,500	1,500
Chicago Wtr. Rev.:
Series 2004 A1, 0.2% 4/6/12, LOC California Pub. Employees Retirement Sys., VRDN (b)	22,250	22,250
Series 2004 A2, 0.2% 4/6/12, LOC California Pub. Employees Retirement Sys., VRDN (b)	19,480	19,480
Series 2004 A3, 0.18% 4/6/12, LOC State Street Bank & Trust Co., Boston, VRDN (b)	2,365	2,365
DuPage County Rev. (Morton Arboretum Proj.) 0.26% 4/6/12, LOC Bank of America NA, VRDN (b)	24,050	24,050
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series ROC II R 12278, 0.19% 4/6/12 (Liquidity Facility Citibank NA) (b)(e)	3,195	3,195
Illinois Fin. Auth. Rev.:
(Concordia Univ. Proj.) Series 2009, 0.2% 4/6/12, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	14,700	14,700
(Museum of Science & Industry Proj.) Series 2009 C, 0.19% 4/6/12, LOC PNC Bank NA, VRDN (b)	9,670	9,670
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.18% 4/6/12, LOC Northern Trust Co., VRDN (b)	$ 9,500	$ 9,500
(Swedish Covenant Hosp. Proj.) Series 2008 A, 0.25% 4/6/12, LOC Bank of America NA, VRDN (b)	4,600	4,600
(The Univ. of Chicago Med. Ctr. Proj.) Series 2010 B, 0.17% 4/2/12, LOC Wells Fargo Bank NA, VRDN (b)	2,600	2,600
Participating VRDN:
Series BC 11 16B, 0.21% 4/6/12 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)	3,950	3,950
Series EGL 06 115, 0.19% 4/6/12 (Liquidity Facility Citibank NA) (b)(e)	3,615	3,615
Series Putters 3174, 0.19% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,130	1,130
Series Putters 3378, 0.19% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,795	3,795
Series Putters 3379, 0.19% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,995	4,995
Illinois Sales Tax Rev. Participating VRDN Series MS 3283 X, 0.35% 4/6/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	4,500	4,500
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Participating VRDN Series MT 773, 0.25% 4/6/12 (Liquidity Facility Bank of America NA) (b)(e)	6,000	6,000
Series 2007 A 1B, 0.18% 4/6/12, LOC PNC Bank NA, VRDN (b)	5,000	5,000
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.18% 4/6/12, LOC Freddie Mac, VRDN (b)	19,500	19,500
Metropolitan Pier & Exposition Participating VRDN:
Series MS 3216, 0.34% 4/6/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	10,000	10,000
Series MS 3219, 0.34% 4/6/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	15,000	15,000
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) Series 2004, 0.47% 4/2/12, LOC Bank of America NA, VRDN (b)	1,622	1,622
		193,017

	Principal Amount (000s)	Value (000s)
Indiana - 1.4%
Indiana Fin. Auth. Health Sys. Rev. Participating VRDN Series 3654 Z, 0.19% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 12,290	$ 12,290
Indiana Fin. Auth. Hosp. Rev. (Cmnty. Health Network Proj.) Series 2009 A, 0.26% 4/6/12, LOC Bank of America NA, VRDN (b)	5,000	5,000
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Cmnty. Hospitals Proj.):
Series 1997 A, 0.2% 4/6/12, LOC JPMorgan Chase Bank, VRDN (b)	7,000	7,000
Series 1997 B, 0.2% 4/6/12, LOC JPMorgan Chase Bank, VRDN (b)	15,000	15,000
Marshall County Econ. Dev. Rev. (Culver Edl. Foundation Prog.) Series 2000, 0.18% 4/6/12, LOC Northern Trust Co., VRDN (b)	8,300	8,300
		47,590
Iowa - 0.2%
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.26% 4/6/12, LOC Bank of America NA, VRDN (b)	7,255	7,255
Kansas - 0.2%
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series BBT 08 51, 0.17% 4/6/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	6,300	6,300
Louisiana - 1.7%
East Baton Rouge Parish Indl. Dev. Board Rev. (Stupp Bros., Inc. Proj.) Series 2008, 0.32% 4/6/12, LOC Bank of America NA, VRDN (b)	4,835	4,835
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series ROC II R 11948, 0.19% 4/6/12 (Liquidity Facility Citibank NA) (b)(e)	6,665	6,665
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2007 A, 0.17% 4/2/12, VRDN (b)	15,000	15,000
Series A, 0.17% 4/2/12, VRDN (b)	22,400	22,400
(C-Port LLC Proj.) Series 2008, 0.29% 4/6/12, LOC Bank of America NA, VRDN (b)	4,000	4,000
St. James Parish Gen. Oblig. (NuStar Logistics LP Proj.) Series 2010 B, 0.18% 4/6/12, LOC JPMorgan Chase Bank, VRDN (b)	5,400	5,400
		58,300
Maryland - 1.9%
Anne Arundel County Gen. Oblig. Bonds Series 2011, 3% 4/1/12	6,290	6,290
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Baltimore County Econ. Dev. Rev. (The Bais Yaakov School for Girls Proj.) Series 2003, 0.44% 4/6/12, LOC Bank of America NA, VRDN (b)	$ 4,980	$ 4,980
Baltimore County Gen. Oblig. Series 2011:
0.14% 4/3/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	4,100	4,100
0.15% 4/3/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	6,100	6,100
0.15% 5/21/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	10,200	10,200
Howard County Gen. Oblig. Bonds Series 2011 B, 3% 8/15/12	2,200	2,222
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.18% 4/6/12, LOC Fannie Mae, VRDN (b)	1,900	1,900
Maryland Gen. Oblig. Bonds:
First Series 2003 A, 5.25% 3/1/13	900	941
First Series 2007, 5% 3/15/13	2,990	3,127
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series BBT 08 46, 0.17% 4/6/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	3,820	3,820
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.2% 4/6/12 (Liquidity Facility Citibank NA) (b)(e)	7,785	7,785
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.29% 4/6/12, LOC Bank of America NA, VRDN (b)	9,925	9,925
Montgomery County Hsg. Opportunities Commission Hsg. Rev. (Falklands Apts. Proj.) Series 1985 B, 0.16% 4/6/12, LOC Fannie Mae, VRDN (b)	1,450	1,450
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Series 2002 C, 0.16% 4/6/12, LOC PNC Bank NA, VRDN (b)	1,300	1,300
		64,140
Massachusetts - 3.6%
Massachusetts Gen. Oblig.:
Participating VRDN Series Clipper 07 41, 0.22% 4/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	87,350	87,354
RAN:
Series 2011 A, 2% 4/26/12	4,000	4,005
Series 2011 B, 2% 5/31/12	13,000	13,039
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 11824, 0.19% 4/6/12 (Liquidity Facility Citibank NA) (b)(e)	2,000	2,000

	Principal Amount (000s)	Value (000s)
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.19% 4/6/12 (Liquidity Facility Citibank NA) (b)(e)	$ 10,000	$ 10,000
Series EGL 07 0092, 0.19% 4/6/12 (Liquidity Facility Citibank NA) (b)(e)	5,000	5,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN Series EGL 06 0054, 0.19% 4/6/12 (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
		124,398
Michigan - 3.4%
Chelsea Econ. Dev. Corp. Ltd. Oblig. Rev. (Silver Maples of Chelsea Proj.) 0.2% 4/6/12, LOC Comerica Bank, VRDN (b)	5,480	5,480
Eastern Michigan Univ. Revs. Series 2009 B, 0.21% 4/2/12, LOC JPMorgan Chase Bank, VRDN (b)	2,200	2,200
Michigan Fin. Auth. Rev.:
RAN Series 2011 C3, 2% 8/20/12, LOC Bank of Nova Scotia New York Branch	7,400	7,448
Series 2011 L, 0.21% 4/6/12, LOC Citibank NA, VRDN (b)	51,900	51,900
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.28%, tender 10/26/12 (b)	9,700	9,700
0.28%, tender 10/26/12 (b)	5,140	5,140
(Trinity Health Sys. Proj.) Series 2008 C:
0.14% tender 7/10/12, CP mode	13,000	13,000
0.16% tender 6/6/12, CP mode	2,700	2,700
Michigan Strategic Fund Ltd. Oblig. Rev. (Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.17% 4/2/12, VRDN (b)	11,620	11,620
Ottawa County Wtr. Supply Sys. Rev. Participating VRDN Series Putters 3360, 0.21% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,620	6,620
		115,808
Minnesota - 1.0%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.18% 4/6/12, LOC Freddie Mac, VRDN (b)	5,350	5,350
Minnesota Gen. Oblig. Bonds:
Series 2009 E, 5% 8/1/12	1,200	1,219
Series 2009 H, 5% 11/1/12 (Escrowed to Maturity)	1,000	1,027
Series 2010 D, 3% 8/1/12	1,000	1,009
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Pub. Facilities Auth. Rev. Bonds Series 2010 A, 5% 3/1/13	$ 2,325	$ 2,427
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.2% 4/6/12, LOC Fannie Mae, VRDN (b)	21,550	21,550
		32,582
Mississippi - 0.6%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.17% 4/2/12, VRDN (b)	11,000	11,000
Mississippi Bus. Fin. Corp. (Chevron USA, Inc. Proj.) Series 2007 C, 0.19% 4/2/12 (Chevron Corp. Guaranteed), VRDN (b)	6,505	6,505
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.19%, tender 7/11/12 (b)(f)	3,800	3,800
		21,305
Missouri - 1.4%
Curators of the Univ. of Missouri Series A, 0.09% 4/19/12, CP	7,000	7,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series EGL 07 0001, 0.19% 4/6/12 (Liquidity Facility Citibank NA) (b)(e)	8,000	8,000
Series 2011 B:
0.21% 4/2/12, LOC Northern Trust Co., VRDN (b)	2,000	2,000
0.26% 4/2/12, LOC Bank of America NA, VRDN (b)	17,400	17,400
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Bethesda Health Group, Inc. Proj.) Series 2009, 0.21% 4/2/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,670	2,670
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.19% 4/6/12, LOC State Street Bank & Trust Co., Boston, VRDN (b)	12,325	12,325
		49,395
Nebraska - 2.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.19% 4/6/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	16,000	16,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2010 B, 0.17% 4/6/12 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)	6,820	6,820
Nebraska Pub. Pwr. District Rev. Series A:
0.13% 4/5/12, CP	10,850	10,850

	Principal Amount (000s)	Value (000s)
0.13% 4/9/12, CP	$ 6,350	$ 6,350
0.16% 8/8/12, CP	10,500	10,500
Omaha Pub. Pwr. District Elec. Rev.:
Participating VRDN Series WF 11 143C, 0.2% 4/6/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	9,845	9,845
Series A:
0.16% 4/5/12, CP	15,000	15,000
0.16% 4/10/12, CP	7,300	7,300
		82,665
Nevada - 1.3%
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.19% 4/6/12 (Liquidity Facility Citibank NA) (b)(e)	6,100	6,100
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.19% 4/6/12, LOC Union Bank of California, VRDN (b)	12,500	12,500
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.17% 4/6/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	13,825	13,825
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.17% 4/6/12, LOC Union Bank of California, VRDN (b)	11,010	11,010
		43,435
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev. (Frisbie Memorial Hosp. Proj.) Series 2006, 0.17% 4/6/12, LOC TD Banknorth, NA, VRDN (b)	11,300	11,300
New Jersey - 1.0%
New Jersey Gen. Oblig. TRAN Series 2012 C, 2% 6/21/12	34,100	34,232
New Mexico - 1.0%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.19% 4/6/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	30,175	30,175
Univ. of New Mexico Univ. Revs. Participating VRDN Series ROC II R 11961, 0.19% 4/6/12 (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
		33,175
New York - 4.6%
New York City Gen. Oblig. Series 2004 A6, 0.17% 4/6/12, LOC Mizuho Corporate Bank Ltd., VRDN (b)	3,500	3,500
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Two Gold Street Proj.) Series 2006 A, 0.17% 4/6/12, LOC Fannie Mae, VRDN (b)	33,400	33,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series EGL 07 116, 0.19% 4/6/12 (Liquidity Facility Citibank NA) (b)(e)	$ 19,800	$ 19,800
New York City Transitional Fin. Auth. Rev. Participating VRDN Series WF 11-21C, 0.2% 4/6/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	1,000	1,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series Putters 3698 Z, 0.19% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,225	2,225
New York Dorm. Auth. Revs. Participating VRDN Series EGL 07 0003, 0.19% 4/6/12 (Liquidity Facility Citibank NA) (b)(e)	15,560	15,560
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series Putters 3376, 0.19% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,425	4,425
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.19% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,185	3,185
New York Hsg. Fin. Agcy. Rev. (316 11th Ave Hsg. Proj.) Series 2009 A, 0.17% 4/6/12, LOC Fannie Mae, VRDN (b)	4,000	4,000
New York Metropolitan Trans. Auth. Rev. Series 2002 G1, 0.16% 4/6/12, LOC Bank of Nova Scotia New York Branch, VRDN (b)	5,000	5,000
New York Pwr. Auth. Series 2, 0.13% 4/4/12, CP	14,640	14,640
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.):
Series 2005 A2, 0.21% 4/6/12, LOC Mizuho Corporate Bank Ltd., VRDN (b)	22,800	22,800
Series 2005 A3, 0.17% 4/6/12, LOC Mizuho Corporate Bank Ltd., VRDN (b)	5,000	5,000
New York Thruway Auth. Svc. Contract Rev. Bonds Series 2012 A, 2% 4/1/13	8,500	8,654
Suffolk County Wtr. Auth. BAN Series 2012 A, 2% 1/15/13	4,600	4,665
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.2% 4/6/12 (Liquidity Facility Royal Bank of Scotland NV), VRDN (b)	9,400	9,400
		157,254

	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.0%
Port Auth. of New York & New Jersey Participating VRDN Series Putters 1546, 0.19% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 1,150	$ 1,150
North Carolina - 2.6%
Board of Governors of the Univ. of North Carolina Series D, 0.15% 5/21/12, CP	3,000	3,000
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series ROC II R 11906, 0.19% 4/6/12 (Liquidity Facility Citibank NA) (b)(e)	2,745	2,745
Mecklenburg County Gen. Oblig. Bonds Series 2011 A, 3% 10/1/12	5,000	5,068
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Greensboro College Proj.) 0.24% 4/6/12, LOC Bank of America NA, VRDN (b)	4,885	4,885
(High Point Univ. Rev.) Series 2006, 0.18% 4/6/12, LOC Branch Banking & Trust Co., VRDN (b)	5,010	5,010
North Carolina Cap. Facilities Fin. Agcy. Rev.:
Participating VRDN:
Series EGL 06 0139, 0.19% 4/6/12 (Liquidity Facility Citibank NA) (b)(e)	1,900	1,900
Series EGL 07 0015, 0.19% 4/6/12 (Liquidity Facility Citibank NA) (b)(e)	10,890	10,890
Series EGL 7053004 Class A, 0.19% 4/6/12 (Liquidity Facility Citibank NA) (b)(e)	13,105	13,105
Series 2001 A1, 0.15% 4/5/12, CP	3,537	3,537
North Carolina Cap. Impt. Ltd. Participating VRDN Series BBT 08 52, 0.17% 4/6/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	3,500	3,500
North Carolina Gen. Oblig.:
Bonds Series 2005 B, 5% 4/1/12	1,700	1,700
Series 2002 E, 0.22% 4/6/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	2,000	2,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Univ. Health Systems of Eastern Carolina) Series 2008 B1, 0.19% 4/6/12, LOC Branch Banking & Trust Co., VRDN (b)	1,405	1,405
(WakeMed Proj.):
Series 2009 B, 0.2% 4/6/12, LOC Wells Fargo Bank NA, VRDN (b)	1,000	1,000
Series 2009 C, 0.2% 4/6/12, LOC Wells Fargo Bank NA, VRDN (b)	16,315	16,315
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.19% 4/6/12 (Liquidity Facility Citibank NA) (b)(e)	$ 4,950	$ 4,950
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.19% 4/6/12 (Liquidity Facility Citibank NA) (b)(e)	2,100	2,100
Winston-Salem Ltd. Oblig. Bonds Series 2012 A, 2% 3/1/13	5,600	5,692
		88,802
Ohio - 2.8%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 C, 0.18% 4/2/12, LOC Bank of Nova Scotia New York Branch, VRDN (b)	6,000	6,000
Cleveland Arpt. Sys. Rev. Series 2008 D, 0.16% 4/6/12, LOC PNC Bank NA, VRDN (b)	2,995	2,995
Columbus Swr. Sys. Rev. Participating VRDN Series BBT 08 5, 0.17% 4/6/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	5,220	5,220
Franklin County Hosp. Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 2%, tender 7/2/12 (b)	5,100	5,121
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2000, 0.19% 4/6/12, LOC JPMorgan Chase Bank, VRDN (b)	1,115	1,115
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2002, 0.27% 4/6/12, LOC JPMorgan Chase Bank, VRDN (b)	7,000	7,000
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2005 A, 0.17% 4/6/12, VRDN (b)	2,965	2,965
Bonds Series H, 5% 5/1/12	2,000	2,008
Ohio Higher Edl. Facility Commission Rev. Bonds:
(Cleveland Clinic Foundation Proj.) Series 2008 B5, 0.28% tender 5/4/12, CP mode	5,000	5,000
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5, 0.13% tender 5/17/12, CP mode	13,450	13,450
Series 2008 B6:
0.14% tender 7/19/12, CP mode	15,000	15,000
0.16% tender 9/13/12, CP mode	9,200	9,200
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (First Energy Nuclear Generation Corp. Proj.) Series 2006 B, 0.2% 4/2/12, LOC Wells Fargo Bank NA, VRDN (b)	21,204	21,204
		96,278

	Principal Amount (000s)	Value (000s)
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A, 0.11% 4/5/12, LOC State Street Bank & Trust Co., Boston, CP	$ 5,000	$ 5,000
Oregon - 1.1%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.):
Series 2003 D:
0.1% tender 4/4/12, CP mode	13,000	13,000
0.16% tender 7/12/12, CP mode	12,500	12,500
Series F, 0.14% tender 8/9/12, CP mode	5,000	5,000
Oregon Health and Science Univ. Spl. Rev. Series 2009 B1, 0.18% 4/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	1,900	1,900
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.29% 4/6/12, LOC Bank of America NA, VRDN (b)	6,150	6,150
		38,550
Pennsylvania - 2.5%
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. (Point Park Univ. Proj.) Series 2008 C, 0.19% 4/6/12, LOC PNC Bank NA, VRDN (b)	6,570	6,570
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.19% 4/6/12, LOC PNC Bank NA, VRDN (b)	1,670	1,670
Allegheny County Indl. Dev. Auth. Rev. (Zoological Society of Pittsburgh Proj.) Series 1999 B, 0.19% 4/6/12, LOC PNC Bank NA, VRDN (b)	2,200	2,200
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.) Series 2008 A1, 0.19% 4/6/12, LOC Citizens Bank of Pennsylvania, VRDN (b)	6,470	6,470
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 0.19% 4/6/12, LOC PNC Bank NA, VRDN (b)	900	900
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.19% 4/6/12, LOC Manufacturers & Traders Trust Co., VRDN (b)	3,500	3,500
Haverford Township School District Series 2009, 0.19% 4/6/12, LOC TD Banknorth, NA, VRDN (b)	965	965
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 0.2% 4/2/12, LOC JPMorgan Chase Bank, VRDN (b)	1,715	1,715
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.19% 4/6/12, LOC PNC Bank NA, VRDN (b)	$ 5,375	$ 5,375
Montgomery County Redev. Auth. Multi-family Hsg. Rev.:
(Brookside Manor Apts. Proj.) Series 2001 A, 0.19% 4/6/12, LOC Fannie Mae, VRDN (b)	9,170	9,170
(Kingswood Apts. Proj.) Series 2001 A, 0.19% 4/6/12, LOC Fannie Mae, VRDN (b)	10,725	10,725
Pennsylvania Gen. Oblig. Participating VRDN Series ROC II R 11505, 0.19% 4/6/12 (Liquidity Facility Citibank NA) (b)(e)	4,510	4,510
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Keystone College Proj.) Series 2001 H5, 0.19% 4/6/12, LOC PNC Bank NA, VRDN (b)	3,300	3,300
(King's College Proj.) Series 2002 J3, 0.19% 4/6/12, LOC PNC Bank NA, VRDN (b)	1,315	1,315
Participating VRDN Series WF 11 26C, 0.2% 4/6/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	2,000	2,000
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 B1, 0.2% 4/6/12, LOC Barclays Bank PLC, VRDN (b)	2,150	2,150
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B3, 0.16% 4/6/12, LOC PNC Bank NA, VRDN (b)	4,000	4,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B2, 0.19% 4/6/12, LOC PNC Bank NA, VRDN (b)	6,200	6,200
Somerset County Gen. Oblig.:
Series 2009 A, 0.19% 4/6/12, LOC PNC Bank NA, VRDN (b)	3,440	3,440
Series 2009 C, 0.19% 4/6/12, LOC PNC Bank NA, VRDN (b)	1,100	1,100
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.19% 4/6/12, LOC PNC Bank NA, VRDN (b)	5,175	5,175
Wilkes Barre Gen. Oblig. Series 2004 B, 0.19% 4/6/12, LOC PNC Bank NA, VRDN (b)	2,010	2,010
		84,460

	Principal Amount (000s)	Value (000s)
Rhode Island - 0.2%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(New England Institute of Technology Proj.) Series 2008, 0.17% 4/6/12, LOC TD Banknorth, NA, VRDN (b)	$ 4,660	$ 4,660
(Rhode Island School of Design Proj.) Series 2008 B, 0.22% 4/6/12, LOC TD Banknorth, NA, VRDN (b)	1,000	1,000
		5,660
South Carolina - 1.6%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 B2, 0.2% 4/2/12, LOC Wells Fargo Bank NA, VRDN (b)	4,500	4,500
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.2% 4/6/12, LOC Wells Fargo Bank NA, VRDN (b)	8,000	8,000
Greenville County School District Bonds Series 2011, 1.5% 6/1/12	7,950	7,967
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev.:
(Claflin Univ. Proj.) 0.26% 4/6/12, LOC Bank of America NA, VRDN (b)	7,969	7,969
(Newberry College Proj.) Series 2008, 0.18% 4/6/12, LOC Branch Banking & Trust Co., VRDN (b)	11,995	11,995
South Carolina Jobs-Econ. Dev. Auth. (The Reg'l. Med. Ctr. of Orangeburg and Calhoun Counties Proj.) Series 2009, 0.18% 4/6/12, LOC Branch Banking & Trust Co., VRDN (b)	2,170	2,170
South Carolina Pub. Svc. Auth. Rev.:
Bonds Series 2010 B, 5% 1/1/13	1,250	1,293
Series 2010 A:
0.14% 8/10/12, CP	5,160	5,160
0.15% 7/19/12, CP	2,940	2,940
Spartanburg County School District No. 7 Bonds Series 2012, 4% 3/1/13	3,375	3,490
		55,484
Tennessee - 3.2%
Blount County Pub. Bldg. Auth.:
(Local Govt. Pub. Impt. Proj.):
Series 2008 E1A, 0.18% 4/6/12, LOC Branch Banking & Trust Co., VRDN (b)	4,200	4,200
Series 2009 E8A, 0.18% 4/6/12, LOC Branch Banking & Trust Co., VRDN (b)	1,400	1,400
Series 2009 E9A, 0.18% 4/6/12, LOC Branch Banking & Trust Co., VRDN (b)	8,335	8,335
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Blount County Pub. Bldg. Auth.: - continued
Series E7A, 0.18% 4/6/12, LOC Branch Banking & Trust Co., VRDN (b)	$ 5,270	$ 5,270
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.32% 4/6/12, LOC Bank of America NA, VRDN (b)	4,300	4,300
Series 2004, 0.3% 4/2/12, LOC Bank of America NA, VRDN (b)	16,500	16,500
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 0.19% 4/6/12, LOC Freddie Mac, VRDN (b)	18,170	18,170
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.26% 4/6/12, LOC Bank of America NA, VRDN (b)	23,895	23,895
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.29% 4/6/12, LOC Bank of America NA, VRDN (b)	8,500	8,500
Series 2002, 0.3% 4/2/12, LOC Bank of America NA, VRDN (b)	2,000	2,000
Series 2004, 0.3% 4/2/12, LOC Bank of America NA, VRDN (b)	10,000	10,000
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 0.22% 4/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	3,500	3,500
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.) Series A, 0.34% 4/6/12, LOC Bank of America NA, VRDN (b)	3,900	3,900
		109,970
Texas - 15.4%
Alamo Cmnty. College District Participating VRDN Series Solar 06 42, 0.17% 4/6/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	10,190	10,190
Austin Elec. Util. Sys. Rev. Participating VRDN Series Solar 06 91, 0.17% 4/6/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	10,150	10,150
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11992, 0.2% 4/6/12 (Liquidity Facility Citibank NA) (b)(e)	3,500	3,500
Beaumont Independent School District Participating VRDN Series Putters 3225, 0.22% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	11,115	11,115

	Principal Amount (000s)	Value (000s)
Birdville Independent School District Participating VRDN Series MT 720, 0.25% 4/6/12 (Liquidity Facility Bank of America NA) (b)(e)	$ 6,000	$ 6,000
Brownsville Util. Sys. Rev. Series A, 0.15% 7/19/12, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.19% 4/6/12 (Liquidity Facility Citibank NA) (b)(e)	4,000	4,000
Dallas County Gen. Oblig. Bonds Series 2011 A, 4% 8/15/12	3,370	3,418
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.17% 4/6/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	19,115	19,115
Dallas Wtrwks. & Swr. Sys. Rev.:
Bonds:
Series 2010, 3% 10/1/12	1,000	1,014
5.375% 10/1/12	1,500	1,538
Participating VRDN:
Series Putters 3227, 0.19% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	14,835	14,835
Series Putters 3742, 0.19% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,000	5,000
Franklin Independent School District Bonds Series 2011, 0.75% 2/15/13 (Permanent School Fund of Texas Guaranteed)	1,000	1,005
Friendswood Independent School District Participating VRDN Series Putters 3221, 0.22% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,885	7,885
Goose Creek Consolidated Independent School District Participating VRDN Series PZ 219, 0.21% 4/6/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	10,385	10,385
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 C, 0.16% 4/6/12, LOC Wells Fargo Bank NA, VRDN (b)	7,000	7,000
Harris County Gen. Oblig.:
Bonds Series 2011 A, 2%, tender 8/15/12 (b)	4,400	4,428
Participating VRDN:
Series Clipper 07 46, 0.22% 4/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	40,000	40,000
Series ROC II R 10360, 0.21% 4/2/12 (Liquidity Facility Citibank NA) (b)(e)	22,695	22,695
Series A1, 0.2% 8/10/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	6,800	6,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.: - continued
Series C, 0.21% 4/3/12 (Liquidity Facility Bank of America NA), CP	$ 7,853	$ 7,853
Series D:
0.12% 4/9/12 (Liquidity Facility JPMorgan Chase Bank), CP	1,500	1,500
0.15% 8/16/12 (Liquidity Facility JPMorgan Chase Bank), CP	2,880	2,880
Harris County Metropolitan Trans. Auth.:
Series A1:
0.15% 5/4/12 (Liquidity Facility JPMorgan Chase Bank), CP	29,050	29,050
0.17% 8/23/12 (Liquidity Facility JPMorgan Chase Bank), CP	15,250	15,250
Series A3:
0.13% 5/24/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000
0.19% 4/5/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000
Houston Arpt. Sys. Rev. Series 2010, 0.18% 4/6/12, LOC Barclays Bank PLC, VRDN (b)	17,900	17,900
Houston Gen. Oblig.:
Participating VRDN Series MT 788, 0.25% 4/6/12 (Liquidity Facility Bank of America NA) (b)(e)	5,000	5,000
Series A, 0.21% 4/3/12, LOC Union Bank of California, CP	3,700	3,700
Houston Higher Ed. Fin. Corp. Higher Ed. Rev.:
Participating VRDN Series ROC II R 11860, 0.19% 4/6/12 (Liquidity Facility Citibank NA) (b)(e)	6,000	6,000
Series A, 0.12% 4/11/12, CP	6,000	6,000
Houston Util. Sys. Rev. Participating VRDN:
Series ROC II R 11411, 0.19% 4/6/12 (Liquidity Facility Citibank NA) (b)(e)	10,000	10,000
Series ROC II R 11885X, 0.19% 4/6/12 (Liquidity Facility Citibank NA) (b)(e)	5,180	5,180
Series ROC II R 12323, 0.21% 4/2/12 (Liquidity Facility Citibank NA) (b)(e)	10,075	10,075
Series ROC II R 12324, 0.21% 4/2/12 (Liquidity Facility Citibank NA) (b)(e)	3,200	3,200
Klein Independent School District Participating VRDN Series WF 11 51 C, 0.2% 4/6/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,000	5,000
Leander Independent School District Participating VRDN Series BC 10 28W, 0.21% 4/6/12 (Liquidity Facility Barclays Bank PLC) (b)(e)	7,200	7,200

	Principal Amount (000s)	Value (000s)
Lubbock Health Facilities Dev. Corp. Rev. Bonds (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/12	$ 10,960	$ 11,083
Medina Valley Texas Independent School District Participating VRDN Series ROC II R 11969, 0.19% 4/6/12 (Liquidity Facility Citibank NA) (b)(e)	2,040	2,040
North East Texas Independent School District Participating VRDN Series MS 3277 X, 0.35% 4/6/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	5,000	5,000
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN Series BA 08 1174, 0.25% 4/6/12 (Liquidity Facility Bank of America NA) (b)(e)	5,460	5,460
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.19% 4/6/12 (Liquidity Facility Citibank NA) (b)(e)	2,000	2,000
Port Arthur Navigation District Envir. Facilities Rev.:
(Motiva Enterprises LLC Proj.) Series 2010 B, 0.2% 4/2/12, VRDN (b)	13,000	13,000
Series 2010 D, 0.2% 4/2/12, VRDN (b)	16,600	16,600
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series BBT 08 26, 0.17% 4/6/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	5,285	5,285
Series Putters 3688Z, 0.19% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,605	4,605
San Antonio Hotel Occupancy Tax Rev. Series 2008, 0.19% 4/6/12, LOC Wells Fargo Bank NA, VRDN (b)	3,500	3,500
San Antonio Wtr. Sys. Rev. Participating VRDN Series EGL 06 5, 0.19% 4/6/12 (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.19% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,500	4,500
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2011 E, 0.18% 4/6/12, LOC Wells Fargo Bank NA, VRDN (b)	9,800	9,800
(Methodist Hospitals of Dallas Proj.) Series 2008, 0.22% 4/2/12, LOC JPMorgan Chase Bank, VRDN (b)	1,600	1,600
Bonds (Baylor Health Care Sys. Proj.) Series 2011 B, 0.32%, tender 10/26/12 (b)	6,200	6,200
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.2% 4/6/12, LOC JPMorgan Chase Bank, VRDN (b)	5,540	5,540
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas A&M Univ. Rev.:
Participating VRDN:
Series BC 10 39W, 0.21% 4/6/12 (Liquidity Facility Barclays Bank PLC) (b)(e)	$ 1,580	$ 1,580
0.2% 4/6/12 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(e)	4,575	4,575
Series 1993 B:
0.16% 5/4/12, CP	2,600	2,600
0.18% 6/7/12, CP	4,400	4,400
Texas Gen. Oblig.:
Participating VRDN:
Series MT 784, 0.25% 4/6/12 (Liquidity Facility Bank of America NA) (b)(e)	4,345	4,345
Series Putters 3953, 0.2% 4/2/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	8,000	8,000
Series Solar 06 57, 0.17% 4/6/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	9,145	9,145
Series 2011 B:
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	5,000	5,000
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	2,500	2,500
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	3,500	3,500
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	2,400	2,400
0.18% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	1,400	1,400
0.18% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	3,500	3,500
0.18% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	5,900	5,900
TRAN Series 2011 A, 2.5% 8/30/12	1,300	1,313
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2007, 5% 4/1/13	1,000	1,048
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2002 B, 5.25% 8/15/12	2,100	2,140

	Principal Amount (000s)	Value (000s)
Series 2002 A:
0.09% 4/5/12 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	$ 8,900	$ 8,900
0.12% 6/4/12 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,000	14,000
		528,820
Utah - 1.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.15% 8/15/12 (Liquidity Facility Bank of Nova Scotia), CP	4,600	4,600
Series 1997 B2, 0.12% 6/5/12 (Liquidity Facility Bank of Nova Scotia), CP	18,490	18,490
Series 1997 B3, 0.15% 8/16/12 (Liquidity Facility JPMorgan Chase Bank), CP	3,700	3,700
Series 1998 B4, 0.14% 4/5/12 (Liquidity Facility JPMorgan Chase Bank), CP	9,760	9,760
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2005 A, 0.2% 4/2/12 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	6,635	6,635
Riverton Hosp. Rev. Participating VRDN Series WF 11 35C, 0.2% 4/6/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,530	5,530
Salt Lake City Sales Tax Rev. 0.19% 4/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	6,005	6,005
Utah Gen. Oblig. Bonds Series 2010 A, 5% 7/1/12	1,500	1,518
		56,238
Virginia - 1.9%
Fairfax County Indl. Dev. Auth. Participating VRDN Series MS 3285, 0.35% 4/6/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	5,510	5,510
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.18% 4/6/12, LOC Branch Banking & Trust Co., VRDN (b)	3,950	3,950
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.29% 4/6/12, LOC Bank of America NA, VRDN (b)	7,945	7,945
Norfolk Econ. Dev. Auth. Rev. Series 1997:
0.09% 4/5/12, CP	3,700	3,700
0.2% 8/10/12, CP	15,000	15,000
0.2% 8/16/12, CP	3,500	3,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Univ. of Virginia Gen. Rev.:
Participating VRDN Series BBT 08 30, 0.17% 4/6/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	$ 7,500	$ 7,500
Series 2003 A, 0.12% 4/5/12, CP	7,000	7,000
Virginia Commonwealth Trans. Board Rev. Bonds:
(Trans. Cap. Projects) Series 2010 A1, 5% 5/15/12	3,445	3,465
Series 2004 B, 5.25% 5/15/12	4,250	4,276
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series 2008 B, 4% 8/1/12	3,005	3,043
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.31% 4/6/12, LOC Bank of America NA, VRDN (b)	1,900	1,900
		66,789
Washington - 4.2%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series BBT 08 34, 0.17% 4/6/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	3,030	3,030
Series Putters 2866, 0.19% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,280	7,280
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN Series Solar 07 106, 0.17% 4/6/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	3,340	3,340
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.) Series 2008 D, 5% 7/1/12	1,000	1,012
Series 2008 D, 5% 7/1/12	3,850	3,895
King County Gen. Oblig. Participating VRDN Series BC 10 66W, 0.21% 4/6/12 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,500	2,500
Seattle Gen. Oblig. Bonds Series 2011, 2.5% 3/1/13	3,775	3,855
Univ. of Washington Univ. Revs. Participating VRDN:
Series BC 12 1, 0.21% 4/6/12 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,710	3,710
Series Solar 07 94, 0.17% 4/6/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	18,304	18,304
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.2% 4/6/12, LOC Wells Fargo Bank NA, VRDN (b)	7,175	7,175
Washington Gen. Oblig.:
Bonds Series 2008 C, 4.25% 1/1/13	1,000	1,030

	Principal Amount (000s)	Value (000s)
Participating VRDN:
Series Clipper 05 39, 0.24% 4/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	$ 37,230	$ 37,230
Series GS 06 7T, 0.19% 4/6/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	22,460	22,460
Series MS 3291, 0.34% 4/6/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	5,000	5,000
Series Putters 3054, 0.19% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,035	3,035
Series Putters 3539, 0.19% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,330	4,330
Washington Health Care Facilities Auth. Rev. (Southwest Washington Med. Ctr.) Series 2008 A, 0.19% 4/6/12, LOC Union Bank of California, VRDN (b)	5,500	5,500
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Bonds:
Series 1992 A, 6.3% 7/1/12 (Bonneville Pwr. Administration Guaranteed)	3,100	3,146
5.4% 7/1/12 (Bonneville Pwr. Administration Guaranteed)	7,300	7,393
		143,225
West Virginia - 1.3%
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Ohio Pwr. Co. - Kammer Proj.) Series 2008 B, 0.17% 4/6/12, LOC Bank of Nova Scotia New York Branch, VRDN (b)	3,000	3,000
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.):
Series 2009 A, 0.2% 4/6/12, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	15,800	15,800
Series 2009 B, 0.2% 4/6/12, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	15,300	15,300
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2009 A, 0.18% 4/6/12, LOC Branch Banking & Trust Co., VRDN (b)	10,900	10,900
		45,000
Wisconsin - 3.8%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.2% 4/6/12, LOC JPMorgan Chase Bank, VRDN (b)	17,300	17,300
Milwaukee Gen. Oblig. Bonds Series 2010 B5, 2% 5/1/12	1,000	1,001
Wisconsin Clean Wtr. Rev. Bonds Series 2010, 3% 6/1/12	1,000	1,005
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.2% 4/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	$ 2,000	$ 2,000
Wisconsin Gen. Oblig.:
Bonds Series C, 5% 5/1/12	2,820	2,831
Series 2005 A:
0.1% 4/9/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	4,999	4,999
0.14% 4/3/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	15,616	15,616
0.15% 7/19/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,000	1,000
Series 2006 A, 0.15% 8/16/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	4,000	4,000
TAN Series 2011, 2% 6/15/12	22,900	22,983
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Froedtert & Cmnty. Health, Inc. Proj.) Series 2009 B, 0.2% 4/2/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	3,500	3,500
Bonds (Ministry Health Care Proj.) Series 2011 A, 0.11% tender 4/5/12, LOC U.S. Bank NA, Cincinnati, CP mode	11,500	11,500
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev. Series 2006 A, 0.17% 4/6/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	5,055	5,055
Wisconsin Trans. Rev.:
Series 1997 A, 0.14% 8/9/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	18,000	18,000
Series 2006 A:
0.14% 8/9/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,440	2,440

	Principal Amount (000s)	Value (000s)
0.15% 8/16/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 1,500	$ 1,500
0.2% 8/10/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	16,474	16,474
		131,204
Wyoming - 0.5%
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 0.2% 4/2/12 (Chevron Corp. Guaranteed), VRDN (b)	15,665	15,665
	Shares
Other - 0.8%
Fidelity Tax-Free Cash Central Fund, 0.18% (c)(d)	27,314,000	27,314
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $3,414,796)	3,414,796
NET OTHER ASSETS (LIABILITIES) - 0.5%	15,837
NET ASSETS - 100%	$ 3,430,633
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,525,000 or 0.2% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,800,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.19%, tender 7/11/12	1/5/12	$ 3,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 198
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) March 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,387,482)	$ 3,387,482
Fidelity Central Funds (cost $27,314)	27,314
Total Investments (cost $3,414,796)		$ 3,414,796
Cash		52
Receivable for investments sold		17,085
Receivable for fund shares sold		1,784
Interest receivable		3,368
Distributions receivable from Fidelity Central Funds		5
Prepaid expenses		4
Receivable from investment adviser for expense reductions		2
Other receivables		40
Total assets		3,437,136

Liabilities
Payable for investments purchased	$ 3,993
Payable for fund shares redeemed	1,558
Distributions payable	11
Accrued management fee	402
Transfer agent fee payable	382
Other affiliated payables	80
Other payables and accrued expenses	77
Total liabilities		6,503

Net Assets		$ 3,430,633
Net Assets consist of:
Paid in capital		$ 3,430,498
Accumulated undistributed net realized gain (loss) on investments		135
Net Assets		$ 3,430,633
Class I: Net Asset Value, offering price and redemption price per share ($3,160,357 ÷ 3,157,791 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($14,939 ÷ 14,928 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($239,871 ÷ 239,683 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($15,466 ÷ 15,451 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2012

Investment Income
Interest		$ 6,061
Income from Fidelity Central Funds		198
Total income		6,259

Expenses
Management fee	$ 5,168
Transfer agent fees	2,232
Distribution and service plan fees	564
Accounting fees and expenses	327
Custodian fees and expenses	51
Independent trustees' compensation	14
Registration fees	72
Audit	40
Legal	12
Miscellaneous	31
Total expenses before reductions	8,511
Expense reductions	(2,791)	5,720
Net investment income (loss)		539
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:		221
Unaffiliated issuers
Net increase in net assets resulting from operations		$ 760

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 539	$ 3,903
Net realized gain (loss)	221	40
Net increase in net assets resulting from operations	760	3,943
Distributions to shareholders from net investment income	(539)	(3,906)
Distributions to shareholders from net realized gain	-	(147)
Total distributions	(539)	(4,053)
Share transactions - net increase (decrease)	(677,233)	(971,972)
Total increase (decrease) in net assets	(677,012)	(972,082)

Net Assets
Beginning of period	4,107,645	5,079,727
End of period	$ 3,430,633	$ 4,107,645

Financial Highlights - Class I

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	.001	.001	.015	.033
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	.001	.001	.015	.033
Distributions from net investment income	- D	(.001)	(.001)	(.015)	(.033)
Distribution from net realized gain	-	- D	- D	- D	- D
Total distributions	- D	(.001)	(.001)	(.015)	(.033)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.09%	.15%	1.50%	3.33%
Ratios to Average Net Assets B, C
Expenses before reductions	.22%	.22%	.25%	.24%	.23%
Expenses net of fee waivers, if any	.16%	.22%	.23%	.22%	.20%
Expenses net of all reductions	.15%	.22%	.23%	.20%	.17%
Net investment income (loss)	.01%	.09%	.16%	1.55%	3.27%
Supplemental Data
Net assets, end of period (in millions)	$ 3,160	$ 3,814	$ 4,828	$ 7,738	$ 10,463

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	.001	.013	.031
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	.001	.013	.031
Distributions from net investment income	- D	- D	(.001)	(.013)	(.031)
Distribution from net realized gain	-	- D	- D	- D	- D
Total distributions	- D	- D	(.001)	(.013)	(.031)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.05%	1.35%	3.18%
Ratios to Average Net Assets B, C
Expenses before reductions	.37%	.37%	.40%	.39%	.38%
Expenses net of fee waivers, if any	.15%	.29%	.34%	.37%	.35%
Expenses net of all reductions	.15%	.29%	.34%	.35%	.32%
Net investment income (loss)	.01%	.01%	.06%	1.40%	3.12%
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 22	$ 26	$ 54	$ 111

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

Financial Highlights - Class III

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	.012	.030
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	.012	.030
Distributions from net investment income	- D	- D	- D	(.012)	(.030)
Distribution from net realized gain	-	- D	- D	- D	- D
Total distributions	- D	- D	- D	(.012)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.03%	1.25%	3.07%
Ratios to Average Net Assets B, C
Expenses before reductions	.47%	.47%	.50%	.49%	.48%
Expenses net of fee waivers, if any	.16%	.29%	.37%	.47%	.45%
Expenses net of all reductions	.16%	.29%	.37%	.45%	.42%
Net investment income (loss)	.01%	.01%	.02%	1.30%	3.02%
Supplemental Data
Net assets, end of period (in millions)	$ 240	$ 198	$ 166	$ 272	$ 459

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	.001	.001	.014	.032
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	.001	.001	.014	.032
Distributions from net investment income	- D	(.001)	(.001)	(.014)	(.032)
Distribution from net realized gain	-	- D	- D	- D	- D
Total distributions	- D	(.001)	(.001)	(.014)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.06%	.11%	1.45%	3.28%
Ratios to Average Net Assets B, C
Expenses before reductions	.27%	.27%	.30%	.29%	.28%
Expenses net of fee waivers, if any	.17%	.25%	.28%	.27%	.25%
Expenses net of all reductions	.17%	.25%	.28%	.25%	.22%
Net investment income (loss)	.01%	.05%	.12%	1.50%	3.22%
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 73	$ 60	$ 48	$ 92

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund offers Class I, Class II, and Class III and Select Class shares. Treasury Only Portfolio and Treasury Portfolio also offer Class IV shares. Prime Money Market Portfolio also offers Class IV and Institutional Class. Money Market Portfolio also offers Class F and Institutional Class. All classes have equal rights as to assets and voting privileges. Prime Money Market Portfolio and Money Market Portfolio offer conversion privileges between classes within each fund to eligible shareholders of the existing classes of shares. Class F shares of Money Market Portfolio are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Government Portfolio and Money Market Portfolio, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of March 31, 2012, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Treasury Only Portfolio	$ 8,738,855	$ -	$ -	$ -
Treasury Portfolio	15,505,973	-	-	-
Government Portfolio	27,992,466	-	-	-
Prime Money Market Portfolio	52,964,137	-	-	-
Money Market Portfolio	61,596,878	-	-	-
Tax-Exempt Portfolio	3,414,796	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Treasury Only Portfolio	$ -	$ 18	$ -	$ -	$ -
Treasury Portfolio	-	111	-	-	-
Government Portfolio	-	179	-	(2,234)	-
Prime Money Market Portfolio	-	216	-	-	-
Money Market Portfolio	-	637	-	-	-
Tax-Exempt Portfolio	178	-	-	-	-

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

	Fiscal year of expiration 2019	Total capital loss carryfoward
Government Portfolio	$ (2,234)	$ (2,234)

The tax character of distributions paid was as follows:

March 31, 2012	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury Only Portfolio	$ -	$ 885	$ -	$ 885
Treasury Portfolio	-	1,618	-	1,618
Government Portfolio	-	3,400	-	3,400
Prime Money Market Portfolio	-	83,952	-	83,952
Money Market Portfolio	-	111,308	-	111,308
Tax-Exempt Portfolio	539	-	-	539
March 31, 2011	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury Only Portfolio	$ -	$ 1,099	$ -	$ 1,099
Treasury Portfolio	-	2,569	-	2,569
Government Portfolio	-	17,177	-	17,177
Prime Money Market Portfolio	-	149,918	-	149,918
Money Market Portfolio	-	158,301	-	158,301
Tax-Exempt Portfolio	3,906	-	147	4,053

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance their yield, the Funds may enter into reverse repurchase agreements whereby a fund transfers securities to a counterparty who then agrees to transfer them back to the applicable fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement, if any, are recorded as a liability in each applicable fund's accompanying Statement of Assets and Liabilities. A fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. A fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding each applicable fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. At period end, there were no reverse repurchase agreements outstanding.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Annual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .14% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service fee based on an annual percentage of each class' average net assets. Class IV of Treasury Only Portfolio, Treasury Portfolio and Prime Money Market Portfolio pays FDC separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee
Class II	.00%	.15%
Class III	.00%	.25%
Class IV	.25%	.25%
Select Class	.00%	.05%
	Total Fees	Retained by FDC
Treasury Only Portfolio: Class II	$ 797	$ -
Class III	849	-
Class IV	124	-
Select Class	122	-
	$ 1,892	$ -
Treasury Portfolio: Class II	$ 217	$ -
Class III	8,403	-
Class IV	2,004	-
Select Class	200	-
	$ 10,824	$ -
Government Portfolio: Class II	$ 1,343	$ -
Class III	4,912	-
Select Class	234	-
	$ 6,489	$ -
Prime Money Market Portfolio: Class II	$ 1,049	$ 20
Class III	4,325	-
Class IV	646	-
Select Class	718	-
	$ 6,738	$ 20
Money Market Portfolio: Class II	$ 403	$ 1
Class III	5,753	-
Select Class	438	-
	$ 6,594	$ 1
Tax-Exempt Portfolio: Class II	$ 37	$ - *
Class III	509	-
Select Class	18	-
	$ 564	$ - *

* Amount represents three hundred thirty eight dollars.

During the period, FMR or its affiliates waived a portion of these fees.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the Funds except for Tax-Exempt Portfolio. Citibank, N.A. (Citibank) is the custodian, transfer and servicing agent for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with the transfer agency and shareholder servicing functions for Tax-Exempt Portfolio. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class, with the exception of Institutional Class, pays a transfer agent fee equal to an annual rate of .06% of average net assets. Institutional Class pays a transfer agent fee equal to an annual rate of .03% of average net assets. FIIOC receives no fees for providing transfer agency services to Class F. For the period, transfer agent fees for each class were as follows:

Treasury Only Portfolio - Class I	$ 4,652
Treasury Only Portfolio - Class II	321
Treasury Only Portfolio - Class III	209
Treasury Only Portfolio - Class IV	15
Treasury Only Portfolio - Select Class	147
$ 5,344
Treasury Portfolio - Class I	$ 7,105
Treasury Portfolio - Class II	88
Treasury Portfolio - Class III	2,024
Treasury Portfolio - Class IV	241
Treasury Portfolio - Select Class	241
$ 9,699
Government Portfolio - Class I	$ 18,286
Government Portfolio - Class II	540
Government Portfolio - Class III	1,187
Government Portfolio - Select Class	287
$ 20,300
Prime Money Market Portfolio - Class I	$ 10,128
Prime Money Market Portfolio - Class II	425
Prime Money Market Portfolio - Class III	1,049
Prime Money Market Portfolio - Class IV	82
Prime Money Market Portfolio - Select Class	868
Prime Money Market Portfolio - Institutional Class	12,055
$ 24,607
Money Market Portfolio - Class I	$ 17,124
Money Market Portfolio - Class II	165
Money Market Portfolio - Class III	1,388
Money Market Portfolio - Select Class	528
Money Market Portfolio - Institutional Class	8,997
$ 28,202
Tax-Exempt Portfolio - Class I	$ 2,069
Tax-Exempt Portfolio - Class II	15
Tax-Exempt Portfolio - Class III	126
Tax-Exempt Portfolio - Select Class	22
$ 2,232

During the period, FMR or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the Funds except for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt Portfolio's accounting records. The fee is based on the level of average net assets for each month.

Annual Report

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Prime Money Market Portfolio
Class I	.20%	$ 1,123
Class II	.35%	54
Class III	.45%	113
Class IV	.70%	11
Select Class	.25%	98
Institutional Class	.14%	14,597
Money Market Portfolio
Class I	.18%	$ 7,710
Class II	.33%	74
Class III	.43%	618
Select Class	.23%	236
Class F	.14%	78
Institutional Class	.14%	11,076
Tax-Exempt Portfolio
Class II	.35%	$ 4
Class III	.45%	35
Select Class	.25%	6

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver for each class was as follows:

Treasury Only Portfolio
Class I	$ 12,086
Class II	1,606
Class III	1,373
Class IV	159
Select Class	502
Treasury Portfolio
Class I	$ 12,846
Class II	374
Class III	11,991
Class IV	2,434
Select Class	627
Government Portfolio
Class I	$ 18,250
Class II	1,877
Class III	6,075
Select Class	525
Prime Money Market Portfolio
Class II	$ 399
Class III	2,718
Class IV	529
Select Class	5
Money Market Portfolio
Class II	$ 40
Class III	2,223
Tax-Exempt Portfolio
Class I	$ 2,062
Class II	48
Class III	596
Select Class	30

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Expense Reductions - continued

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Treasury Only Portfolio	$ 52
Treasury Portfolio	3
Government Portfolio	4
Prime Money Market Portfolio	2
Money Market Portfolio	2
Tax-Exempt Portfolio	10

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2012	2011
From net investment income
Treasury Only Portfolio - Class I	$ 772	$ 710
Treasury Only Portfolio - Class II	53	63
Treasury Only Portfolio - Class III	34	47
Treasury Only Portfolio - Class IV	2	6
Treasury Only Portfolio - Select Class	24	28
Total	$ 885	$ 854
Treasury Portfolio - Class I	$ 1,186	$ 2,096
Treasury Portfolio - Class II	15	17
Treasury Portfolio - Class III	337	388
Treasury Portfolio - Class IV	40	30
Treasury Portfolio - Select Class	40	38
Total	$ 1,618	$ 2,569
Government Portfolio - Class I	$ 3,066	$ 15,825
Government Portfolio - Class II	90	98
Government Portfolio - Class III	197	208
Government Portfolio - Select Class	47	70
Total	$ 3,400	$ 16,201
Prime Money Market Portfolio - Class I	$ 17,502	$ 49,946
Prime Money Market Portfolio - Class II	70	392
Prime Money Market Portfolio - Class III	174	254
Prime Money Market Portfolio - Class IV	13	20
Prime Money Market Portfolio - Select Class	776	1,195
Prime Money Market Portfolio - Institutional Class	65,417	98,111
Total	$ 83,952	$ 149,918
Money Market Portfolio - Class I	$ 46,605	$ 79,474
Money Market Portfolio - Class II	76	503
Money Market Portfolio - Class III	231	497
Money Market Portfolio - Select Class	1,004	1,043
Money Market Portfolio - Class F	2,311	1,190
Money Market Portfolio - Institutional Class	61,081	75,594
Total	$ 111,308	$ 158,301
Tax-Exempt Portfolio - Class I	$ 513	$ 3,849
Tax Exempt Portfolio - Class II	2	2
Tax Exempt Portfolio - Class III	20	20
Tax Exempt Portfolio - Select Class	4	35
Total	$ 539	$ 3,906

Annual Report

7. Distributions to Shareholders - continued

Years ended March 31,	2012	2011
From net realized gain
Treasury Only Portfolio - Class I	$ -	$ 202
Treasury Only Portfolio - Class II	-	21
Treasury Only Portfolio - Class III	-	12
Treasury Only Portfolio - Class IV	-	2
Treasury Only Portfolio - Select Class	-	8
Total	$ -	$ 245
Government Portfolio - Class I	$ -	$ 875
Government Portfolio - Class II	-	24
Government Portfolio - Class III	-	62
Government Portfolio - Select Class	-	15
Total	$ -	$ 976
Tax-Exempt Portfolio - Class I	$ -	$ 139
Tax Exempt Portfolio - Class II	-	1
Tax Exempt Portfolio - Class III	-	5
Tax Exempt Portfolio - Select Class	-	2
Total	$ -	$ 147

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

Years ended March 31,	2012	2011
Treasury Only Portfolio - Class I Shares sold	14,763,670	9,325,356
Reinvestment of distributions	603	753
Shares redeemed	(12,849,748)	(11,547,791)
Net increase (decrease)	1,914,525	(2,221,682)
Treasury Only Portfolio - Class II Shares sold	1,072,282	1,267,446
Reinvestment of distributions	23	36
Shares redeemed	(1,158,844)	(1,331,000)
Net increase (decrease)	(86,539)	(63,518)
Treasury Only Portfolio - Class III Shares sold	1,173,000	1,906,451
Reinvestment of distributions	14	30
Shares redeemed	(1,156,184)	(2,129,824)
Net increase (decrease)	16,830	(223,343)
Treasury Only Portfolio - Class IV Shares sold	95,718	94,822
Reinvestment of distributions	2	8
Shares redeemed	(132,853)	(92,410)
Net increase (decrease)	(37,133)	2,420
Treasury Only Portfolio - Select Class Shares sold	1,128,752	938,799
Reinvestment of distributions	19	29
Shares redeemed	(1,068,539)	(1,208,169)
Net increase (decrease)	60,232	(269,341)
Treasury Portfolio - Class I Shares sold	63,329,301	30,159,804
Reinvestment of distributions	583	1,182
Shares redeemed	(60,402,529)	(30,026,808)
Net increase (decrease)	2,927,355	134,178

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Share Transactions - continued

Years ended March 31,	2012	2011
Treasury Portfolio - Class II Shares sold	1,664,129	1,387,389
Reinvestment of distributions	4	5
Shares redeemed	(1,739,322)	(1,395,982)
Net increase (decrease)	(75,189)	(8,588)
Treasury Portfolio - Class III Shares sold	11,804,058	13,151,252
Reinvestment of distributions	60	62
Shares redeemed	(12,464,755)	(13,289,612)
Net increase (decrease)	(660,637)	(138,298)
Treasury Portfolio - Class IV Shares sold	916,133	852,681
Reinvestment of distributions	-	-
Shares redeemed	(737,052)	(1,040,182)
Net increase (decrease)	179,081	(187,501)
Treasury Portfolio - Select Class Shares sold	1,274,169	1,342,798
Reinvestment of distributions	20	25
Shares redeemed	(1,367,632)	(1,355,551)
Net increase (decrease)	(93,443)	(12,728)
Government Portfolio - Class I Shares sold	249,236,195	275,569,247
Reinvestment of distributions	1,450	7,778
Shares redeemed	(254,101,804)	(291,301,004)
Net increase (decrease)	(4,864,159)	(15,723,979)
Government Portfolio - Class II Shares sold	3,785,855	32,387,366
Reinvestment of distributions	24	47
Shares redeemed	(3,765,515)	(32,993,501)
Net increase (decrease)	20,364	(606,088)
Government Portfolio - Class III Shares sold	6,610,603	10,260,061
Reinvestment of distributions	41	78
Shares redeemed	(6,633,564)	(10,120,411)
Net increase (decrease)	(22,920)	139,728
Government Portfolio - Select Class Shares sold	21,830,746	2,433,017
Reinvestment of distributions	40	60
Shares redeemed	(21,671,544)	(2,374,873)
Net increase (decrease)	159,242	58,204
Prime Money Market Portfolio - Class I Shares sold	95,975,696	121,991,182
Reinvestment of distributions	5,998	15,993
Shares redeemed	(102,593,686)	(131,069,568)
Net increase (decrease)	(6,611,992)	(9,062,393)
Prime Money Market Portfolio - Class II Shares sold	4,716,233	4,959,880
Reinvestment of distributions	37	223
Shares redeemed	(4,664,133)	(5,143,074)
Net increase (decrease)	52,137	(182,971)
Prime Money Market Portfolio - Class III Shares sold	6,485,601	11,890,436
Reinvestment of distributions	49	87
Shares redeemed	(7,674,466)	(12,010,007)
Net increase (decrease)	(1,188,816)	(119,484)

Annual Report

8. Share Transactions - continued

Years ended March 31,	2012	2011
Prime Money Market Portfolio - Class IV Shares sold	645,156	926,637
Reinvestment of distributions	10	18
Shares redeemed	(770,170)	(1,009,268)
Net increase (decrease)	(125,004)	(82,613)
Prime Money Market Portfolio - Select Class Shares sold	16,314,909	36,008,539
Reinvestment of distributions	392	949
Shares redeemed	(16,380,417)	(35,489,685)
Net increase (decrease)	(65,116)	519,803
Prime Money Market Portfolio - Institutional Class Shares sold	454,457,243	412,304,054
Reinvestment of distributions	40,995	61,224
Shares redeemed	(464,180,078)	(405,346,129)
Net increase (decrease)	(9,681,840)	7,019,149
Money Market Portfolio - Class I Shares sold	96,924,190	129,654,262
Reinvestment of distributions	34,938	56,221
Shares redeemed	(103,812,104)	(133,032,330)
Net increase (decrease)	(6,852,976)	(3,321,847)
Money Market Portfolio - Class II Shares sold	864,219	2,109,859
Reinvestment of distributions	65	370
Shares redeemed	(1,077,643)	(2,525,235)
Net increase (decrease)	(213,359)	(415,006)
Money Market Portfolio - Class III Shares sold	14,550,043	19,592,821
Reinvestment of distributions	122	227
Shares redeemed	(15,677,004)	(19,835,254)
Net increase (decrease)	(1,126,839)	(242,206)
Money Market Portfolio - Select Class Shares sold	6,740,674	9,007,280
Reinvestment of distributions	308	672
Shares redeemed	(8,324,872)	(7,468,913)
Net increase (decrease)	(1,583,890)	1,539,039
Money Market Portfolio - Class F Shares sold	864,134	741,144
Reinvestment of distributions	2,311	1,190
Shares redeemed	(141,553)	(69,774)
Net increase (decrease)	724,892	672,560
Money Market Portfolio - Institutional Class Shares sold	167,428,751	154,730,887
Reinvestment of distributions	44,850	61,838
Shares redeemed	(163,979,662)	(150,676,900)
Net increase (decrease)	3,493,939	4,115,825
Tax-Exempt Portfolio - Class I Shares sold	5,481,992	7,263,950
Reinvestment of distributions	323	2,550
Shares redeemed	(6,136,121)	(8,280,573)
Net increase (decrease)	(653,806)	(1,014,073)
Tax-Exempt Portfolio - Class II Shares sold	135,436	17,896
Reinvestment of distributions	2	3
Shares redeemed	(142,412)	(22,093)
Net increase (decrease)	(6,974)	(4,194)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Share Transactions - continued

Years ended March 31,	2012	2011
Tax-Exempt Portfolio - Class III Shares sold	1,303,780	1,370,264
Reinvestment of distributions	6	12
Shares redeemed	(1,262,396)	(1,337,626)
Net increase (decrease)	41,390	32,650
Tax-Exempt Portfolio - Select Class Shares sold	44,744	75,375
Reinvestment of distributions	3	30
Shares redeemed	(102,590)	(61,760)
Net increase (decrease)	(57,843)	13,645

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Colchester Street Trust and the Shareholders of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio:

We have audited the accompanying statements of assets and liabilities of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds), each a fund of Fidelity Colchester Street Trust, including the schedules of investments, as of March 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio as of March 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 14, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 204 funds advised by FMR or an affiliate. Mr. Curvey oversees 432 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statements of Additional Information (SAIs) include more information about the Trustees. To request a free copy, call Fidelity at 1-877-297-2952, or 1-800-835-5092 for Class F.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009
Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007
Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Robert P. Brown (48)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds and Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present). Mr. Brown also serves as President, Money Market Group of FMR (2010-present), Managing Director of Research, Director of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present), and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2012, or, if subsequently determined to be different, the net capital gain of such year.

Treasury Only Portfolio	$ 742
Prime Money Market Portfolio	$ 197,193
Tax-Exempt Portfolio	$ 126,273

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2012 to March 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Treasury Only Portfolio	$249,173
Treasury Portfolio	$434,822
Government Portfolio	$817,979
Prime Money Market Portfolio	$18,800,130
Money Market Portfolio	$25,474,612

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Treasury Only Portfolio	100%
Treasury Portfolio	48.60%
Government Portfolio	44.81%
Prime Money Market Portfolio	9.19%
Money Market Portfolio	4.06%

During fiscal year ended 2012, 100% of Tax Exempt Portfolio's income dividends were free from federal income tax, and 0.00% of the fund's income dividends were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

  Fidelity Distributors Corporation
  Boston, MA

Transfer and Service Agents

  Fidelity Investments Institutional Operations Company, Inc.
  Boston, MA

  Citibank, N.A.
  New York, NY
  Tax-Exempt Portfolio

  Fidelity Service Company, Inc.
  Boston, MA

  Treasury Only Portfolio, Treasury Portfolio,
  Government Portfolio, Prime Money Market
  Portfolio, and Money Market Portfolio

Custodians

  The Bank of New York Mellon
  New York, NY
  Treasury Only Portfolio, Treasury Portfolio,
  Government Portfolio, Prime Money Market
  Portfolio, and Money Market Portfolio
  Citibank, N.A.
  New York, NY
  Tax-Exempt Portfolio

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

IMM-ANN-0512
1.701843.114

Item 2. Code of Ethics

As of the end of the period, March 31, 2012, Fidelity Colchester Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, Tax-Exempt Portfolio, Treasury Only Portfolio and Treasury Portfolio (the "Funds"):

Services Billed by Deloitte Entities

March 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$25,000	$-	$4,600	$2,100
Money Market Portfolio	$24,000	$-	$4,600	$1,900
Prime Money Market Portfolio	$24,000	$-	$4,600	$1,900
Tax-Exempt Portfolio	$24,000	$-	$4,600	$800
Treasury Only Portfolio	$24,000	$-	$4,600	$1,500
Treasury Portfolio	$24,000	$-	$4,600	$2,200

March 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$27,000	$-	$4,600	$600
Money Market Portfolio	$26,000	$-	$4,600	$1,200
Prime Money Market Portfolio	$26,000	$-	$4,600	$1,300
Tax-Exempt Portfolio	$26,000	$-	$4,600	$100
Treasury Only Portfolio	$26,000	$-	$4,600	$200
Treasury Portfolio	$26,000	$-	$4,600	$300

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	March 31, 2012A	March 31, 2011A
Audit-Related Fees	$610,000	$645,000
Tax Fees	$-	$-
All Other Fees	$610,000	$730,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	March 31, 2012 A	March 31, 2011 A
Deloitte Entities	$1,360,000	$1,500,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 25, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 25, 2012